American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 31, 2024

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 100.4%
Brazil — 5.0%
3R Petroleum Oleo E Gas SA	16,600	88,170
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	140	223
Allos SA	47,361	189,502
Alpargatas SA, Preference Shares(1)	11,700	21,391
Alupar Investimento SA	3,640	20,159
Ambev SA, ADR	85,307	189,382
Anima Holding SA(1)	600	396
Atacadao SA	21,000	39,633
Auren Energia SA	23,902	54,442
Azul SA, ADR(1)(2)	1,804	9,832
B3 SA - Brasil Bolsa Balcao	106,500	219,048
Banco ABC Brasil SA, Preference Shares	19,292	79,139
Banco BMG SA, Preference Shares	4,900	3,145
Banco Bradesco SA	59,859	130,869
Banco Bradesco SA, ADR	196,953	484,504
Banco BTG Pactual SA	38,700	233,487
Banco do Brasil SA	95,320	494,490
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	66,439
Banco Mercantil do Brasil SA, Preference Shares	800	4,097
Banco Pan SA, Preference Shares	28,200	48,657
Banco Santander Brasil SA, ADR	12,690	67,384
BB Seguridade Participacoes SA	22,300	136,538
Bemobi Mobile Tech SA	5,500	13,564
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	45,273
Braskem SA, Class A, ADR(1)(2)	13,074	94,002
BRF SA, ADR(1)	30,252	109,815
C&A Modas SA(1)	24,900	45,287
Camil Alimentos SA	13,900	25,280
CCR SA	41,000	94,089
Centrais Eletricas Brasileiras SA, ADR(2)	12,652	84,515
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	54,622
Cia Brasileira de Aluminio(1)	15,953	21,449
Cia Brasileira de Distribuicao, ADR(1)	30,242	15,121
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	29,252
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	16,316	230,871
Cia de Saneamento de Minas Gerais Copasa MG	24,500	94,064
Cia De Sanena Do Parana	13,600	71,096
Cia De Sanena Do Parana, Preference Shares	133,000	141,589
Cia Energetica de Minas Gerais, ADR	93,444	173,806
Cia Paranaense de Energia - Copel	23,700	36,650
Cia Paranaense de Energia - Copel, ADR(2)	3,539	21,340
Cia Paranaense de Energia - Copel, Preference Shares	103,000	176,737
Cia Paranaense de Energia - Copel , Preference Shares, ADR(2)	14,158	98,257
Cia Siderurgica Nacional SA, ADR	74,734	186,088
Cielo SA	85,700	91,724
Construtora Tenda SA(1)	11,700	25,446
Cosan SA(1)	42,544	111,163
CPFL Energia SA	7,800	49,986

Cristal Pigmentos do Brasil SA, Preference Shares	200	1,143
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	5,700	27,681
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,000	127,112
Dexco SA	34,738	47,302
Dexxos Participacoes SA	3,600	7,116
Direcional Engenharia SA	7,300	34,158
EcoRodovias Infraestrutura e Logistica SA	54,100	71,297
Embraer SA, ADR(1)	16,474	457,812
Empreendimentos Pague Menos SA	29,100	12,802
Enauta Participacoes SA(1)	39,800	166,904
Energisa SA	22,900	197,909
Eneva SA(1)	42,000	97,663
Engie Brasil Energia SA	6,000	49,797
Equatorial Energia SA	17,240	96,429
Eternit SA	9,288	10,878
Eucatex SA Industria e Comercio, Preference Shares	3,000	7,822
Even Construtora e Incorporadora SA	21,800	27,276
Ez Tec Empreendimentos e Participacoes SA	16,300	40,076
Fras-Le SA	1,000	3,318
Gafisa SA(1)	1,194	941
Gerdau SA, ADR	124,398	430,417
Gol Linhas Aereas Inteligentes SA(1)	11,284	365
Gol Linhas Aereas Inteligentes SA, ADR(1)	2,473	1,088
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	537
Grazziotin SA, Preference Shares	200	973
Grendene SA	16,400	19,208
Grupo Casas Bahia SA(1)	11,188	14,808
Grupo Mateus SA	33,900	49,970
Grupo SBF SA	14,900	33,001
Guararapes Confeccoes SA	19,100	27,354
Hapvida Participacoes e Investimentos SA(1)	91,728	69,177
Helbor Empreendimentos SA	720	318
Hidrovias do Brasil SA(1)	73,100	56,521
Hypera SA	7,300	37,536
Iguatemi SA	19,137	74,057
Iguatemi SA	1	1
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	17,589
International Meal Co. Alimentacao SA, Class A(1)	37,500	9,427
Iochpe Maxion SA	20,200	41,663
Irani Papel e Embalagem SA	5,300	8,579
IRB-Brasil Resseguros SA(1)	14,647	88,146
Itau Unibanco Holding SA, ADR	151,017	904,592
Jalles Machado SA	18,157	23,617
JBS SA	21,800	120,025
JHSF Participacoes SA	26,500	20,288
Kepler Weber SA	18,400	34,516
Klabin SA	66,000	256,287
Lavvi Empreendimentos Imobiliarios SA	5,200	8,695
Light SA(1)	15,600	14,914
Localiza Rent a Car SA	15,096	122,070
LOG Commercial Properties e Participacoes SA	4,900	20,147
Log-in Logistica Intermodal SA(1)	5,558	37,746
Lojas Quero-Quero SA	43,536	35,735
Lojas Renner SA	95,370	237,204
LPS Brasil-Consultoria de Imoveis SA	6,100	2,498

Magazine Luiza SA(1)	11,615	27,031
Mahle Metal Leve SA	6,600	39,920
Marcopolo SA, Preference Shares	64,200	78,861
Marfrig Global Foods SA(1)	76,043	163,501
Marisa Lojas SA(1)	2,489	844
Meliuz SA	9,220	9,306
Metalurgica Gerdau SA, Preference Shares	47,900	97,608
Mills Locacao Servicos e Logistica SA	12,849	29,144
Minerva SA	34,400	40,880
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	1,837
Moura Dubeux Engenharia SA(1)	9,100	19,081
Movida Participacoes SA(1)	24,200	30,095
MPM Corporeos SA(1)	2,100	468
MRV Engenharia e Participacoes SA(1)	53,000	69,141
Multilaser Industrial SA(1)	10,400	4,238
Multiplan Empreendimentos Imobiliarios SA	11,400	49,457
Natura & Co. Holding SA	24,178	68,377
NU Holdings Ltd., Class A(1)	6,751	80,202
Oceanpact Servicos Maritimos SA(1)	13,400	15,771
Odontoprev SA	32,260	68,994
Pet Center Comercio e Participacoes SA	60,200	43,680
Petroleo Brasileiro SA, ADR	88,673	1,378,865
Petroleo Brasileiro SA, ADR, Preference Shares	113,467	1,680,446
Petroreconcavo SA	22,600	89,954
Porto Seguro SA	3,800	21,993
Portobello SA(1)	18,400	14,612
Positivo Tecnologia SA	2,800	4,804
PRIO SA	43,900	347,294
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,200
Raia Drogasil SA	51,332	247,133
Raizen SA, Preference Shares	117,400	63,273
Randon SA Implementos e Participacoes, Preference Shares	38,200	69,476
Rede D'Or Sao Luiz SA	17,010	88,631
Romi SA	7,778	15,331
Rumo SA	27,200	102,099
Santos Brasil Participacoes SA	39,700	87,249
Sao Carlos Empreendimentos e Participacoes SA	100	475
Sao Martinho SA	14,400	73,990
Sendas Distribuidora SA, ADR(1)	29,443	343,305
Ser Educacional SA(1)	19,400	18,030
Serena Energia SA(1)	16,600	27,219
SLC Agricola SA	25,140	84,983
Smartfit Escola de Ginastica e Danca SA	15,700	67,005
Suzano SA, ADR	50,856	475,504
SYN prop e tech SA(1)	7,800	13,339
Taurus Armas SA, Preference Shares	10,600	22,125
Tegma Gestao Logistica SA	400	1,837
Telefonica Brasil SA, ADR	10,742	89,911
TIM SA, ADR	18,131	276,135
TOTVS SA	7,000	38,300
Transmissora Alianca de Energia Eletrica SA	16,200	106,130
Trisul SA	15,400	13,667
Tupy SA	7,300	31,989
Ultrapar Participacoes SA, ADR	58,586	259,536
Unipar Carbocloro SA, Class B Preference Shares	7,106	67,597

Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	56,600	81,490
Vale SA, ADR	103,975	1,252,899
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,900	8,781
Vibra Energia SA	141,100	577,470
Vivara Participacoes SA	4,700	19,468
WEG SA	31,700	228,020
Wilson Sons SA	20,100	58,835
Wiz Co.	4,600	5,221
YDUQS Participacoes SA	13,000	29,982
Zamp SA(1)	10,800	6,561
		18,457,118
Chile — 0.6%
Aguas Andinas SA, A Shares	164,314	48,810
Banco de Chile	1,946,133	231,074
Banco de Credito e Inversiones SA	5,834	165,549
Banco Itau Chile SA	4,740	53,647
Banco Santander Chile, ADR(2)	4,939	93,248
Besalco SA	2,057	1,288
CAP SA(1)	6,824	46,125
Cencosud SA	36,586	70,920
Cencosud Shopping SA	29,082	47,038
Cia Cervecerias Unidas SA, ADR(2)	3,112	38,931
Cia Sud Americana de Vapores SA	1,175,240	76,812
Colbun SA	1,077,433	138,739
Embotelladora Andina SA, Class B Preference Shares	43,127	134,364
Empresa Nacional de Telecomunicaciones SA	21,346	68,269
Empresas CMPC SA	100,649	210,626
Empresas Copec SA	17,036	140,406
Enel Americas SA	617,577	59,853
Enel Chile SA	1,526,324	87,605
Engie Energia Chile SA(1)	14,725	13,410
Falabella SA(1)	36,642	111,003
Grupo Security SA	30,991	9,250
Inversiones Aguas Metropolitanas SA	7,601	6,119
Parque Arauco SA	57,107	92,901
Ripley Corp. SA(1)	168,455	44,774
Salfacorp SA	2,048	1,218
SMU SA	216,649	42,690
Sociedad Quimica y Minera de Chile SA, ADR(2)	3,206	149,720
SONDA SA	1,402	650
Vina Concha y Toro SA	4,299	5,397
		2,190,436
China — 23.9%
361 Degrees International Ltd.	128,000	73,254
3SBio, Inc.(1)	233,000	181,946
AAC Technologies Holdings, Inc.	89,000	274,862
Agile Group Holdings Ltd.(1)	200,000	15,182
Agora, Inc., ADR(1)	4,604	11,326
Agricultural Bank of China Ltd., H Shares	1,384,000	580,215
Air China Ltd., H Shares(1)	28,000	14,918
AK Medical Holdings Ltd.(2)	8,000	5,142
Akeso, Inc.(1)(2)	62,000	350,073
Alibaba Group Holding Ltd., ADR	58,988	4,621,120
Alibaba Health Information Technology Ltd.(1)(2)	74,000	31,191
Alibaba Pictures Group Ltd.(1)(2)	860,000	49,663

A-Living Smart City Services Co. Ltd.(2)	114,750	45,854
Alliance International Education Leasing Holdings Ltd.(1)	117,000	7,927
Aluminum Corp. of China Ltd., H Shares	128,000	95,749
ANE Cayman, Inc.(1)	25,000	19,976
Angang Steel Co. Ltd., H Shares	4,000	719
Anhui Conch Cement Co. Ltd., H Shares	94,500	233,948
Anhui Expressway Co. Ltd., H Shares	80,000	100,906
ANTA Sports Products Ltd.	71,000	760,601
Asia Cement China Holdings Corp.	43,000	18,255
AsiaInfo Technologies Ltd.	8,000	7,092
Autohome, Inc., ADR	5,218	148,191
BAIC Motor Corp. Ltd., H Shares	47,000	13,426
Baidu, Inc., ADR(1)	6,314	613,721
Bairong, Inc.(1)	18,500	21,513
Bank of China Ltd., H Shares	3,717,000	1,762,016
Bank of Chongqing Co. Ltd., H Shares	66,500	44,612
Bank of Communications Co. Ltd., H Shares	643,000	485,311
BBMG Corp., H Shares(1)	5,000	411
BeiGene Ltd., ADR(1)	885	131,732
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	31,934
Beijing Enterprises Holdings Ltd.	33,500	118,088
Beijing Enterprises Water Group Ltd.(2)	410,000	130,964
Beijing Jingneng Clean Energy Co. Ltd., H Shares	162,000	43,176
Beijing North Star Co. Ltd., H Shares	4,000	364
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)(2)	29,000	35,548
Binjiang Service Group Co. Ltd.	10,500	24,531
BOC Aviation Ltd.	26,900	199,825
Bosideng International Holdings Ltd.	674,000	389,991
Brilliance China Automotive Holdings Ltd.	466,000	367,806
Burning Rock Biotech Ltd., ADR(1)	36	278
BYD Co. Ltd., H Shares	61,000	1,711,615
BYD Electronic International Co. Ltd.	19,000	82,535
C&D International Investment Group Ltd.(2)	143,000	289,230
C&D Property Management Group Co. Ltd.(2)	19,000	7,779
Canaan, Inc., ADR(1)(2)	17,159	17,331
Canadian Solar, Inc.(1)(2)	621	12,196
Cango, Inc., ADR(1)	5,200	7,748
Canvest Environmental Protection Group Co. Ltd.(2)	108,000	54,176
CARsgen Therapeutics Holdings Ltd.(1)	44,500	39,071
Cathay Media & Education Group, Inc.	12,000	1,514
Central China Management Co. Ltd.	18,000	253
Central China New Life Ltd.	62,000	9,293
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	14,700	3,947
Chaowei Power Holdings Ltd.	36,000	6,621
Cheetah Mobile, Inc., ADR(1)(2)	61	367
China Aircraft Leasing Group Holdings Ltd.(2)	1,000	391
China BlueChemical Ltd., H Shares(1)	284,000	90,533
China Bohai Bank Co. Ltd., H Shares(1)(2)	215,000	27,521
China Chunlai Education Group Co. Ltd.(2)	44,000	26,997
China Cinda Asset Management Co. Ltd., H Shares	1,306,000	125,675
China CITIC Bank Corp. Ltd., H Shares	878,000	536,995
China Coal Energy Co. Ltd., H Shares	267,000	336,785
China Communications Services Corp. Ltd., H Shares	536,000	257,840
China Conch Environment Protection Holdings Ltd.(1)(2)	5,500	643
China Conch Venture Holdings Ltd.	157,500	122,778

China Construction Bank Corp., H Shares	5,204,000	3,693,404
China Datang Corp. Renewable Power Co. Ltd., H Shares	459,000	111,055
China Dongxiang Group Co. Ltd.	210,000	9,956
China East Education Holdings Ltd.(1)	122,000	35,994
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	3,948
China Education Group Holdings Ltd.	226,051	147,131
China Everbright Bank Co. Ltd., H Shares	351,000	112,882
China Everbright Environment Group Ltd.	676,000	315,601
China Everbright Greentech Ltd.	104,000	9,070
China Everbright Ltd.	122,000	67,212
China Feihe Ltd.	608,000	301,749
China Foods Ltd.	32,000	12,089
China Galaxy Securities Co. Ltd., H Shares	340,500	183,863
China Gas Holdings Ltd.	182,000	172,299
China Glass Holdings Ltd.	156,000	13,968
China Harmony Auto Holding Ltd.	28,500	1,851
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	7,228
China Hongqiao Group Ltd.(2)	210,000	347,683
China International Capital Corp. Ltd., H Shares	79,200	94,545
China Kepei Education Group Ltd.	68,000	13,393
China Lesso Group Holdings Ltd.(1)	161,000	74,210
China Life Insurance Co. Ltd., Class H	170,580	243,094
China Lilang Ltd.	24,000	13,988
China Literature Ltd.(1)(2)	21,000	70,910
China Longyuan Power Group Corp. Ltd., H Shares	283,000	258,588
China Medical System Holdings Ltd.	248,000	209,979
China Mengniu Dairy Co. Ltd.	91,000	167,807
China Merchants Bank Co. Ltd., H Shares	196,500	880,449
China Merchants Land Ltd.(1)	40,000	1,616
China Merchants Port Holdings Co. Ltd.	173,814	247,563
China Minsheng Banking Corp. Ltd., H Shares	549,500	208,155
China Modern Dairy Holdings Ltd.(2)	418,000	40,713
China National Building Material Co. Ltd., H Shares	484,000	194,340
China New Higher Education Group Ltd.	234,000	68,505
China Nonferrous Mining Corp. Ltd.	314,000	301,693
China Oriental Group Co. Ltd.	26,000	3,637
China Pacific Insurance Group Co. Ltd., H Shares(1)	145,600	381,727
China Petroleum & Chemical Corp., Class H	1,480,300	943,023
China Power International Development Ltd.(2)	902,000	424,623
China Railway Group Ltd., H Shares	339,000	182,660
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	13,123
China Rare Earth Holdings Ltd.(1)	68,000	3,004
China Resources Beer Holdings Co. Ltd.	70,000	281,708
China Resources Building Materials Technology Holdings Ltd.	324,000	58,197
China Resources Gas Group Ltd.	26,000	90,465
China Resources Land Ltd.	132,000	481,702
China Resources Medical Holdings Co. Ltd.	149,000	72,973
China Resources Mixc Lifestyle Services Ltd.	43,000	150,333
China Resources Pharmaceutical Group Ltd.	64,500	47,841
China Resources Power Holdings Co. Ltd.	300,000	850,521
China Risun Group Ltd.(2)	289,000	110,632
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	9,947
China SCE Group Holdings Ltd.(1)(2)	290,000	6,275
China Shenhua Energy Co. Ltd., H Shares	240,000	1,165,983
China Shineway Pharmaceutical Group Ltd.	48,000	51,357

China South City Holdings Ltd.	148,000	4,606
China Starch Holdings Ltd.	515,000	12,998
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	17,724
China Suntien Green Energy Corp. Ltd., H Shares(1)	162,000	76,250
China Taiping Insurance Holdings Co. Ltd.	233,000	252,745
China Tower Corp. Ltd., H Shares	5,970,000	704,945
China Traditional Chinese Medicine Holdings Co. Ltd.	226,000	121,997
China Travel International Investment Hong Kong Ltd.	318,000	49,342
China Vanke Co. Ltd., H Shares(2)	97,700	67,411
China Water Affairs Group Ltd.	120,000	86,703
China XLX Fertiliser Ltd.	112,000	57,237
China Yongda Automobiles Services Holdings Ltd.	249,000	62,009
China Youran Dairy Group Ltd.(1)	98,000	14,827
China ZhengTong Auto Services Holdings Ltd.(1)	18,000	580
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	67,804
Chow Tai Fook Jewellery Group Ltd.	214,200	275,977
CIMC Enric Holdings Ltd.	156,000	157,796
CITIC Ltd.	442,000	448,250
CITIC Securities Co. Ltd., H Shares	106,325	165,579
CMGE Technology Group Ltd.(1)	110,000	18,770
CMOC Group Ltd., H Shares	354,000	327,511
CNFinance Holdings Ltd., ADR(1)(2)	1,003	1,555
COFCO Joycome Foods Ltd.(1)(2)	667,000	163,256
Concord New Energy Group Ltd.	1,440,000	118,125
Consun Pharmaceutical Group Ltd.	29,000	24,738
Coolpad Group Ltd.(1)	372,000	2,854
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	48,000	67,824
COSCO SHIPPING Holdings Co. Ltd., Class H	426,049	713,440
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,101
COSCO SHIPPING Ports Ltd.	264,985	183,701
Country Garden Holdings Co. Ltd.(1)	1,063,210	155,667
Country Garden Services Holdings Co. Ltd.	81,000	59,215
CPMC Holdings Ltd.	52,000	45,325
Crazy Sports Group Ltd.(1)	124,000	2,021
CSPC Pharmaceutical Group Ltd.	1,345,200	1,143,649
CSSC Hong Kong Shipping Co. Ltd.	248,000	48,943
Daqo New Energy Corp., ADR(1)	9,201	207,207
Datang International Power Generation Co. Ltd., H Shares	6,000	1,239
Differ Group Auto Ltd.(1)	30,600	442
Digital China Holdings Ltd.	152,000	67,566
Dongfeng Motor Group Co. Ltd., Class H	356,000	115,480
Dongyue Group Ltd.(2)	296,000	353,459
East Buy Holding Ltd.(1)	36,000	84,767
Ebang International Holdings, Inc., Class A(1)	333	2,814
Edvantage Group Holdings Ltd.	89,119	26,846
ENN Energy Holdings Ltd.	18,500	170,903
Essex Bio-technology Ltd.	21,000	6,948
EVA Precision Industrial Holdings Ltd.	114,000	10,526
Everest Medicines Ltd.(1)(2)	9,500	26,865
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	13,042
Fanhua, Inc., ADR(1)	1,266	4,051
FIH Mobile Ltd.(1)(2)	284,000	27,343
FinVolution Group, ADR	37,984	181,564
First Tractor Co. Ltd., H Shares	84,000	92,545
Flat Glass Group Co. Ltd., H Shares(2)	4,000	8,126

Fosun International Ltd.	299,000	167,961
Fountain SET Holdings Ltd.(1)	6,000	523
Fu Shou Yuan International Group Ltd.	314,000	206,591
Fufeng Group Ltd.(2)	327,000	255,893
Fuyao Glass Industry Group Co. Ltd., H Shares	56,400	319,168
Ganfeng Lithium Group Co. Ltd., H Shares(2)	16,480	45,726
GCL New Energy Holdings Ltd.(1)	55,224	3,393
GCL Technology Holdings Ltd.	1,614,000	302,764
GDS Holdings Ltd., Class A(1)(2)	58,800	58,524
Geely Automobile Holdings Ltd.	963,000	1,172,184
Gemdale Properties & Investment Corp. Ltd.(2)	688,000	25,599
Genertec Universal Medical Group Co. Ltd.	137,000	77,914
Genor Biopharma Holdings Ltd.(1)	2,500	417
Genscript Biotech Corp.(1)(2)	14,000	18,000
GF Securities Co. Ltd., H Shares	111,600	101,248
Goodbaby International Holdings Ltd.(1)	58,000	4,026
Grand Pharmaceutical Group Ltd.	184,500	116,647
Great Wall Motor Co. Ltd., H Shares(2)	224,000	387,770
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	9,531
Greenland Hong Kong Holdings Ltd.(1)	22,000	926
Greentown China Holdings Ltd.	259,500	254,278
Greentown Management Holdings Co. Ltd.	41,000	36,156
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	63,324
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	42,296
Guotai Junan Securities Co. Ltd., H Shares(2)	4,400	4,680
H World Group Ltd., ADR	12,036	448,100
Haidilao International Holding Ltd.	98,000	218,698
Haier Smart Home Co. Ltd., H Shares	212,800	773,101
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	20,000	25,092
Haitian International Holdings Ltd.	60,000	184,031
Haitong Securities Co. Ltd., H Shares	252,000	124,145
Hangzhou Tigermed Consulting Co. Ltd., H Shares(1)	1,700	7,179
Hansoh Pharmaceutical Group Co. Ltd.	190,000	390,770
Harbin Electric Co. Ltd., H Shares	92,000	32,323
Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	235
Hello Group, Inc., ADR	38,213	215,521
Hengan International Group Co. Ltd.	105,000	366,536
Hisense Home Appliances Group Co. Ltd., H Shares	91,000	414,518
Hollysys Automation Technologies Ltd.(1)(2)	9,263	196,098
Homeland Interactive Technology Ltd.	24,000	6,354
Hopson Development Holdings Ltd.(1)(2)	42,163	20,441
Hua Hong Semiconductor Ltd.(1)	71,000	176,457
Huabao International Holdings Ltd.(2)	110,000	36,454
Huadian Power International Corp. Ltd., H Shares(2)	30,000	17,437
Huaneng Power International, Inc., H Shares(1)	94,000	62,348
Huatai Securities Co. Ltd., H Shares	137,800	157,246
Huaxi Holdings Co. Ltd.(1)	4,000	405
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	11,565
Hygeia Healthcare Holdings Co. Ltd.(2)	6,000	25,173
Industrial & Commercial Bank of China Ltd., H Shares	2,967,000	1,680,917
Ingdan, Inc.	66,000	9,890
Inkeverse Group Ltd.(1)	228,000	26,039
Innovent Biologics, Inc.(1)	15,000	67,888
iQIYI, Inc., ADR(1)	48,201	223,171
JD Health International, Inc.(1)	12,750	42,881

JD Logistics, Inc.(1)	256,500	280,502
JD.com, Inc., ADR	13,011	385,386
JD.com, Inc., Class A	4,138	61,340
Jiangsu Expressway Co. Ltd., H Shares	78,000	81,197
Jiangxi Copper Co. Ltd., H Shares	119,000	257,429
Jinchuan Group International Resources Co. Ltd.(2)	703,000	78,327
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	12,519
Jinxin Fertility Group Ltd.(1)(2)	391,500	157,746
JNBY Design Ltd.	11,500	21,582
JOYY, Inc., ADR	4,883	145,806
Jutal Offshore Oil Services Ltd.(1)	38,000	4,264
Kangji Medical Holdings Ltd.(2)	44,500	34,378
Kanzhun Ltd., ADR	3,034	64,473
KE Holdings, Inc., ADR	19,568	332,069
Kingboard Holdings Ltd.	105,000	255,450
Kingboard Laminates Holdings Ltd.(2)	170,500	184,530
Kingdee International Software Group Co. Ltd.(1)	84,000	86,492
Kingsoft Corp. Ltd.	45,600	146,391
Kuaishou Technology(1)	42,100	300,618
Kunlun Energy Co. Ltd.	290,000	302,454
KWG Group Holdings Ltd.(1)(2)	217,000	10,891
KWG Living Group Holdings Ltd.(1)	143,500	7,362
Lee & Man Paper Manufacturing Ltd.	218,000	67,217
Legend Biotech Corp., ADR(1)	725	29,007
Lenovo Group Ltd.	134,000	193,028
LexinFintech Holdings Ltd., ADR	13,176	24,244
Li Auto, Inc., ADR(1)(2)	39,306	795,947
Li Ning Co. Ltd.	45,500	119,481
Lifetech Scientific Corp.(1)(2)	362,000	78,344
Linklogis, Inc., Class B(2)	97,500	25,807
Longfor Group Holdings Ltd.	144,483	229,249
Lonking Holdings Ltd.	292,000	54,120
Luye Pharma Group Ltd.(1)(2)	309,000	106,124
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	21,774
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	620
Maoyan Entertainment(1)	74,000	84,510
Meituan, Class B(1)	101,010	1,376,380
Metallurgical Corp. of China Ltd., H Shares	5,000	1,090
Microport Cardioflow Medtech Corp.(1)(2)	45,000	5,830
Midea Real Estate Holding Ltd.(1)	82,400	46,180
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	10,166
MINISO Group Holding Ltd., ADR(2)	11,647	261,941
Minsheng Education Group Co. Ltd.	34,000	1,070
Minth Group Ltd.	48,000	95,492
MMG Ltd.(1)	484,000	236,879
Mobvista, Inc.(1)(2)	25,000	9,391
Moody Technology Holdings Ltd.(1)	140,000	1,347
NetDragon Websoft Holdings Ltd.	59,500	89,405
NetEase, Inc., ADR	21,351	1,900,880
New China Life Insurance Co. Ltd., H Shares	81,700	167,726
New Oriental Education & Technology Group, Inc., ADR(1)(2)	6,226	497,644
Nexteer Automotive Group Ltd.	211,000	109,206
Nine Dragons Paper Holdings Ltd.(1)(2)	245,000	128,225
NIO, Inc., ADR(1)	17,882	96,384
Noah Holdings Ltd., ADR	3,545	36,584

Nongfu Spring Co. Ltd., H Shares(2)	57,400	305,631
OneConnect Financial Technology Co. Ltd., ADR(1)	1,043	2,034
Onewo, Inc., Class H(2)	23,900	72,138
Orient Overseas International Ltd.	23,000	390,642
PDD Holdings, Inc., ADR(1)	20,535	3,075,732
People's Insurance Co. Group of China Ltd., H Shares	603,000	210,157
Perennial Energy Holdings Ltd.	40,000	6,260
PetroChina Co. Ltd., Class H	1,218,400	1,249,297
Pharmaron Beijing Co. Ltd., H Shares	5,850	7,400
PICC Property & Casualty Co. Ltd., H Shares	590,000	768,870
Ping An Insurance Group Co. of China Ltd., H Shares	300,506	1,528,453
Poly Property Group Co. Ltd.	289,362	55,006
Poly Property Services Co. Ltd., Class H	30,000	125,484
Pop Mart International Group Ltd.	81,800	390,313
Postal Savings Bank of China Co. Ltd., H Shares	485,000	274,530
Powerlong Commercial Management Holdings Ltd.(2)	8,500	3,414
Q Technology Group Co. Ltd.(1)(2)	79,000	35,115
Qifu Technology, Inc., ADR	26,320	508,502
Qingling Motors Co. Ltd., H Shares(1)	6,000	454
Qudian, Inc., ADR(1)	37,345	63,860
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	65,599
Road King Infrastructure Ltd.(1)(2)	5,000	744
Sany Heavy Equipment International Holdings Co. Ltd.	160,000	122,251
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	14,000	539
Scholar Education Group(1)	5,000	3,137
SciClone Pharmaceuticals Holdings Ltd.	83,500	197,927
Seazen Group Ltd.(1)(2)	664,000	122,639
Shandong Hi-Speed New Energy Group Ltd.(1)	20,000	4,780
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	100,400	58,762
Shanghai Conant Optical Co. Ltd., Class H	20,000	28,377
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	8,053
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	25,964
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	1,090
Shanghai Industrial Holdings Ltd.	114,000	163,701
Shanghai Industrial Urban Development Group Ltd.	1,600	94
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	73,046
Shenzhen Expressway Corp. Ltd., H Shares(1)	72,000	70,779
Shenzhen International Holdings Ltd.	331,000	275,558
Shenzhen Investment Ltd.	268,000	36,445
Shenzhou International Group Holdings Ltd.	42,800	431,103
Shimao Services Holdings Ltd.(1)	49,000	6,170
Shoucheng Holdings Ltd.(2)	113,200	18,874
Shougang Fushan Resources Group Ltd.	380,000	173,603
Shui On Land Ltd.	588,500	57,164
Sihuan Pharmaceutical Holdings Group Ltd.	329,000	22,781
Simcere Pharmaceutical Group Ltd.(2)	173,000	129,985
Sino Biopharmaceutical Ltd.	1,578,000	575,829
Sino-Ocean Group Holding Ltd.(1)(2)	646,500	34,526
Sinopec Engineering Group Co. Ltd., H Shares	342,500	230,453
Sinopec Kantons Holdings Ltd.	30,000	15,176
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,278
Sinopharm Group Co. Ltd., H Shares	117,200	318,939
Sinotrans Ltd., H Shares	4,000	2,184
Sinotruk Hong Kong Ltd.	53,000	123,263
Skyworth Group Ltd.	241,538	86,375

SOHO China Ltd.(1)	54,500	5,313
Sohu.com Ltd., ADR(1)	3,248	40,275
So-Young International, Inc., ADR	363	385
SSY Group Ltd.	320,000	193,069
Sun Art Retail Group Ltd.	215,500	48,355
Sun King Technology Group Ltd.(1)	42,000	6,193
Sunac Services Holdings Ltd.	15,386	3,716
Sunny Optical Technology Group Co. Ltd.	34,300	189,368
TAL Education Group, ADR(1)	46,973	533,613
TCL Electronics Holdings Ltd.(1)	143,000	103,902
Tencent Holdings Ltd.	198,700	9,218,401
Tencent Music Entertainment Group, ADR	31,697	458,022
Tian Ge Interactive Holdings Ltd.	5,000	315
Tiangong International Co. Ltd.	202,000	46,421
Tianjin Port Development Holdings Ltd.	12,000	1,015
Tianli International Holdings Ltd.	295,000	194,140
Tianneng Power International Ltd.(2)	156,000	117,961
Times China Holdings Ltd.(1)	201,000	7,779
Times Neighborhood Holdings Ltd.(2)	124,000	9,388
Tingyi Cayman Islands Holding Corp.	186,000	227,220
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	48,575
Tongcheng Travel Holdings Ltd.(1)	59,600	136,458
Tongda Group Holdings Ltd.(1)	745,000	7,637
Tongdao Liepin Group(1)	12,800	4,331
Topsports International Holdings Ltd.	344,000	224,533
TravelSky Technology Ltd., H Shares	61,000	80,349
Trip.com Group Ltd., ADR(1)	14,698	757,094
Tsaker New Energy Tech Co. Ltd.	72,500	9,257
Tsingtao Brewery Co. Ltd., H Shares	20,000	141,881
Tuya, Inc., ADR(1)	12,017	24,274
Uni-President China Holdings Ltd.	173,000	152,085
United Strength Power Holdings Ltd.(1)(2)	2,000	980
Up Fintech Holding Ltd., ADR(1)	5,669	24,093
Uxin Ltd., ADR(1)	13	32
Viomi Technology Co. Ltd., ADR(1)	993	795
Vipshop Holdings Ltd., ADR	55,067	884,927
Viva Biotech Holdings(1)	74,500	5,927
Vnet Group, Inc., ADR(1)(2)	21,725	42,147
Want Want China Holdings Ltd.	838,000	505,906
Wasion Holdings Ltd.	28,000	26,313
Waterdrop, Inc., ADR	8,274	11,418
Weibo Corp., ADR	17,184	152,078
Weichai Power Co. Ltd., H Shares	103,000	185,022
West China Cement Ltd.	540,000	73,313
Wuling Motors Holdings Ltd.	160,000	8,310
WuXi AppTec Co. Ltd., H Shares	11,607	50,687
Wuxi Biologics Cayman, Inc.(1)	55,000	78,911
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	30,639
Xin Point Holdings Ltd.	12,000	4,855
Xingda International Holdings Ltd.	30,896	6,021
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	19,248
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	89,833
Xinyi Energy Holdings Ltd.(2)	454,800	64,709
Xinyi Solar Holdings Ltd.	414,541	274,316
XJ International Holdings Co. Ltd.(1)(2)	1,008,000	29,706

Xtep International Holdings Ltd.(2)	221,500	154,196
Xunlei Ltd., ADR(1)(2)	887	1,605
Yadea Group Holdings Ltd.	126,000	201,596
Yankuang Energy Group Co. Ltd., H Shares(2)	261,000	652,344
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	44,400	56,292
Yidu Tech, Inc.(1)(2)	31,400	16,137
Yihai International Holding Ltd.(2)	77,000	143,213
Yixin Group Ltd.	164,000	14,298
Youdao, Inc., ADR(1)	285	1,063
Yuexiu Property Co. Ltd.	117,800	85,660
Yuexiu Services Group Ltd.	79,000	35,748
Yuexiu Transport Infrastructure Ltd.	198,000	102,701
Yum China Holdings, Inc.	14,356	513,371
Yuzhou Group Holdings Co. Ltd.(1)	372,133	5,523
Zengame Technology Holding Ltd.	102,000	45,625
Zhejiang Expressway Co. Ltd., H Shares	248,400	162,201
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	10,361
Zhongliang Holdings Group Co. Ltd.(1)	34,000	805
Zhongsheng Group Holdings Ltd.	62,500	113,404
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	34,894
Zhou Hei Ya International Holdings Co. Ltd.(1)	84,000	19,352
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	14,962
Zijin Mining Group Co. Ltd., H Shares	380,000	807,088
Zonqing Environmental Ltd.(1)(2)	6,000	21,632
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	81,898
ZTO Express Cayman, Inc., ADR	32,436	739,216
		88,840,887
Colombia — 0.1%
BAC Holding International Corp.	3,792	274
Banco Davivienda SA, Preference Shares	3,823	20,939
Bancolombia SA	8,153	74,073
Bancolombia SA, ADR	3,845	136,344
Corp. Financiera Colombiana SA	3,119	12,336
Ecopetrol SA, ADR(2)	3,730	45,879
Grupo Argos SA	24,875	106,497
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	443
Interconexion Electrica SA ESP	19,829	97,520
		494,305
Czech Republic — 0.1%
CEZ AS	8,040	335,359
Komercni Banka AS	2,461	84,323
Moneta Money Bank AS	28,138	123,237
		542,919
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	304,526	483,480
Greece — 0.6%
Aegean Airlines SA	5,984	76,955
Alpha Services & Holdings SA(1)	87,408	147,716
Athens Water Supply & Sewage Co. SA	574	3,696
Eurobank Ergasias Services & Holdings SA, Class A(1)	124,210	271,534
Fourlis Holdings SA	301	1,310
GEK TERNA SA	6,392	116,623
Hellenic Telecommunications Organization SA	4,516	65,992
HELLENiQ ENERGY Holdings SA	9,607	87,376
Holding Co. ADMIE IPTO SA	16,873	40,623

Intralot SA-Integrated Information Systems & Gaming Services(1)	15,819	20,152
Jumbo SA	4,044	115,959
LAMDA Development SA(1)	6,543	47,430
Motor Oil Hellas Corinth Refineries SA	4,992	141,159
Mytilineos SA	3,750	149,338
National Bank of Greece SA(1)	30,848	268,039
OPAP SA	5,522	87,780
Piraeus Financial Holdings SA(1)	57,510	225,931
Public Power Corp. SA(1)	15,145	184,786
Sunrisemezz PLC	4,230	1,600
Titan Cement International SA	4,089	134,562
Viohalco SA	2,419	16,882
		2,205,443
Hong Kong — 0.2%
Ajisen China Holdings Ltd.	4,000	559
Antengene Corp. Ltd.(1)	12,500	1,562
BAIOO Family Interactive Ltd.	74,000	2,280
Baozun, Inc., ADR(1)	1,003	2,678
Baozun, Inc., Class A(1)(2)	1,700	1,532
Cabbeen Fashion Ltd.	11,000	1,040
China Beststudy Education Group	17,000	7,407
China Energy Development Holdings Ltd.(1)	48,000	647
China Isotope & Radiation Corp.	2,200	3,010
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,675
China Oil & Gas Group Ltd.(1)	40,000	1,136
China Renaissance Holdings Ltd.(1)(2)	32,700	42
China Shengmu Organic Milk Ltd.	55,000	1,376
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	66,000	2,871
China Xinhua Education Group Ltd.	17,000	1,673
China Youzan Ltd.(1)	80,000	862
China Yuhua Education Corp. Ltd.(1)	328,000	20,262
China Zhongwang Holdings Ltd.(1)(2)	86,400	110
CIFI Holdings Group Co. Ltd.(1)	282,880	14,583
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,067
E-House China Enterprise Holdings Ltd.(1)	48,000	896
Ever Sunshine Services Group Ltd.	90,000	20,115
GOME Retail Holdings Ltd.(1)	1,993,000	9,245
Hi Sun Technology China Ltd.(1)	57,000	3,390
Hilong Holding Ltd.(1)	302,000	4,364
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	6,439
IMAX China Holding, Inc.	4,700	5,191
JH Educational Technology, Inc.(1)	14,000	1,465
Jiayuan International Group Ltd.(1)	52,000	66
Kasen International Holdings Ltd.(1)	37,000	1,320
Lee & Man Chemical Co. Ltd.	4,000	2,013
Mulsanne Group Holding Ltd.(1)(2)	12,500	1,829
New Sparkle Roll International Group Ltd.(1)	8,500	1,413
Pacific Millennium Packaging Group Corp.	2,000	1,613
Pou Sheng International Holdings Ltd.	90,000	7,514
Powerlong Real Estate Holdings Ltd.(1)	62,000	5,820
Prinx Chengshan Holdings Ltd.(1)	6,000	7,116
PW Medtech Group Ltd.	7,000	879
Redco Properties Group Ltd.(1)	22,000	28
Shanghai Pioneer Holding Ltd.	22,000	5,113
South Manganese Investment Ltd.(1)(2)	210,000	12,088

Trigiant Group Ltd.(1)	6,000	295
Truly International Holdings Ltd.	256,000	28,706
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	3,234
Viva Goods Company Ltd.(1)	24,000	2,250
Wharf Holdings Ltd.	140,000	417,034
Yincheng International Holding Co. Ltd.(1)	4,000	6
YuanShengTai Dairy Farm Ltd.(1)	41,000	535
Zhenro Properties Group Ltd.(1)(2)	46,000	616
		616,965
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	20,030	54,746
MOL Hungarian Oil & Gas PLC	44,836	348,756
OTP Bank Nyrt	9,952	480,584
Richter Gedeon Nyrt	3,674	93,132
		977,218
India — 20.7%
360 ONE WAM Ltd.	10,948	101,797
3M India Ltd.	18	7,206
Aarti Industries Ltd.	21,152	155,403
ABB India Ltd.	1,079	107,506
ACC Ltd.	6,924	211,428
Accelya Solutions India Ltd.	926	17,880
Adani Energy Solutions Ltd.(1)	13,550	182,696
Adani Enterprises Ltd.	8,518	348,520
Adani Green Energy Ltd.(1)	6,990	160,253
Adani Ports & Special Economic Zone Ltd.	29,101	502,132
Adani Power Ltd.(1)	54,617	495,842
Adani Total Gas Ltd.	8,578	106,914
Aditya Birla Capital Ltd.(1)	66,865	179,541
Aegis Logistics Ltd.	2,315	19,656
AGI Greenpac Ltd.	5,613	43,877
AIA Engineering Ltd.	2,717	119,889
Ajanta Pharma Ltd.	3,028	84,605
Akzo Nobel India Ltd.	222	6,824
Alembic Pharmaceuticals Ltd.	8,197	90,711
Alkyl Amines Chemicals	545	12,390
Allcargo Logistics Ltd.	39,128	31,460
Allcargo Terminals Ltd.	9,782	6,331
Alok Industries Ltd.(1)	30,788	9,429
Amara Raja Energy & Mobility Ltd.	19,399	274,696
Ambuja Cements Ltd.	25,656	194,952
Anant Raj Ltd.	18,514	85,786
Andhra Sugars Ltd.	4,791	5,747
Apar Industries Ltd.	2,902	275,108
APL Apollo Tubes Ltd.	12,471	224,787
Apollo Hospitals Enterprise Ltd.	4,263	298,692
Apollo Tyres Ltd.	57,378	319,493
Archean Chemical Industries Ltd.	9,835	73,314
Arvind Ltd.	33,494	151,804
Ashok Leyland Ltd.	72,030	193,612
Ashoka Buildcon Ltd.(1)	32,514	71,581
Asian Paints Ltd.	4,621	159,813
Aster DM Healthcare Ltd.	20,356	88,967
Astra Microwave Products Ltd.	7,592	79,085
Astral Ltd.	2,185	54,960

AstraZeneca Pharma India Ltd.	87	6,451
Atul Ltd.	395	26,614
AU Small Finance Bank Ltd.	10,280	80,575
AurionPro Solutions Ltd.	1,511	39,901
Aurobindo Pharma Ltd.	28,085	399,267
Aurum Proptech Ltd.(1)	376	655
Avanti Feeds Ltd.	3,130	19,194
Avenue Supermarts Ltd.(1)	1,667	86,032
Axis Bank Ltd., GDR	11,489	806,998
Bajaj Auto Ltd.	3,440	374,654
Bajaj Consumer Care Ltd.	15,148	41,769
Bajaj Electricals Ltd.	1,346	14,879
Bajaj Finance Ltd.	6,886	552,819
Bajaj Finserv Ltd.	8,424	154,473
Bajaj Hindusthan Sugar Ltd.(1)	221,576	81,828
Bajel Projects Ltd.(1)	5,663	16,824
Balaji Amines Ltd.	521	13,099
Balkrishna Industries Ltd.	4,519	165,400
Balrampur Chini Mills Ltd.	18,717	84,859
Banco Products India Ltd.	4,499	32,089
Bandhan Bank Ltd.	45,128	101,982
BASF India Ltd.	1,301	66,512
Bata India Ltd.	1,352	22,166
Bayer CropScience Ltd.	493	29,698
BEML Ltd.	3,826	202,208
Berger Paints India Ltd.	8,059	44,445
Best Agrolife Ltd.	1,760	11,578
Bhansali Engineering Polymers Ltd.	4,258	4,798
Bharat Bijlee Ltd.	1,194	61,822
Bharat Electronics Ltd.	186,373	662,433
Bharat Forge Ltd.	12,134	226,144
Bharat Heavy Electricals Ltd.	108,374	389,089
Bharat Petroleum Corp. Ltd.	83,250	626,547
Bharat Rasayan Ltd.	54	6,924
Bharti Airtel Ltd.	26,351	433,918
Bharti Airtel Ltd.	1,882	22,255
Biocon Ltd.	11,885	44,078
Birla Corp. Ltd.	2,240	37,894
Birlasoft Ltd.	11,057	80,319
BLS International Services Ltd.	11,482	42,889
Blue Dart Express Ltd.	342	29,542
Blue Star Ltd.	5,032	95,269
Bombay Burmah Trading Co.	1,082	19,058
Bosch Ltd.	97	35,357
Brigade Enterprises Ltd.	18,836	289,840
Brightcom Group Ltd.(1)	188,567	24,969
Britannia Industries Ltd.(1)	4,469	277,600
BSE Ltd.	9,680	313,708
Can Fin Homes Ltd.	16,436	143,489
Canara Bank	152,390	216,055
Capacit'e Infraprojects Ltd.(1)	3,479	12,915
Caplin Point Laboratories Ltd.	1,037	16,034
Capri Global Capital Ltd.	3,748	9,528
Care Ratings Ltd.	1,529	18,510
Carysil Ltd.	1,860	17,799

Castrol India Ltd.	72,396	169,731
Ceat Ltd.	4,196	118,644
Century Plyboards India Ltd.	4,675	36,435
Century Textiles & Industries Ltd.	3,854	93,322
CESC Ltd.	31,367	55,499
CG Power & Industrial Solutions Ltd.	12,716	98,000
Chambal Fertilisers & Chemicals Ltd.	24,707	115,390
Chemcon Speciality Chemicals Ltd.(1)	561	1,598
Chennai Petroleum Corp. Ltd.	12,992	143,087
Cholamandalam Financial Holdings Ltd.	962	12,497
Cholamandalam Investment & Finance Co. Ltd.	30,012	446,800
CIE Automotive India Ltd.	11,356	72,608
Cipla Ltd.	24,070	418,119
City Union Bank Ltd.	59,336	101,839
Coal India Ltd.	129,719	763,990
Cochin Shipyard Ltd.	19,208	448,629
Coforge Ltd.	586	35,041
Colgate-Palmolive India Ltd.	8,447	269,108
Computer Age Management Services Ltd.	2,303	96,170
Container Corp. of India Ltd.	11,799	152,285
Coromandel International Ltd.	13,464	211,045
Cosmo First Ltd.	2,080	13,823
CreditAccess Grameen Ltd.(1)	5,896	93,522
CRISIL Ltd.	880	43,277
Crompton Greaves Consumer Electricals Ltd.	25,183	118,376
Cummins India Ltd.	4,689	199,911
Cyient Ltd.	13,890	289,424
Dabur India Ltd.	17,811	116,322
Dalmia Bharat Ltd.	5,784	123,228
Dalmia Bharat Sugar & Industries Ltd.	1,638	7,318
Datamatics Global Services Ltd.	5,211	34,379
DB Corp. Ltd.	13,014	47,278
DCB Bank Ltd.	19,916	30,621
DCM Shriram Ltd.	6,921	82,856
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	71,072
Deepak Nitrite Ltd.	5,774	151,698
Delta Corp. Ltd.	3,208	4,393
Dhani Services Ltd.(1)	4,561	2,500
Digidrive Distributors Ltd.(1)	396	160
Dilip Buildcon Ltd.	1,435	7,001
Dish TV India Ltd.(1)	221,711	40,325
Dishman Carbogen Amcis Ltd.(1)	4,829	9,314
Divi's Laboratories Ltd.	3,604	186,179
Dixon Technologies India Ltd.	770	86,664
DLF Ltd.	17,606	172,456
Dr Lal PathLabs Ltd.	2,456	78,020
Dr Reddy's Laboratories Ltd., ADR	6,918	475,128
Dwarikesh Sugar Industries Ltd.(1)	31,044	25,436
Dynamatic Technologies Ltd.	321	29,991
eClerx Services Ltd.	2,545	67,083
Edelweiss Financial Services Ltd.	61,398	52,998
Eicher Motors Ltd.	5,971	338,914
EID Parry India Ltd.	12,280	98,370
Elecon Engineering Co. Ltd.	8,207	109,219
Electrosteel Castings Ltd.	36,739	71,037

Emami Ltd.	17,752	133,240
Endurance Technologies Ltd.	938	24,945
Engineers India Ltd.	50,656	151,131
Epigral Ltd.	1,763	25,841
EPL Ltd.	18,139	39,681
Equitas Small Finance Bank Ltd.	54,033	59,996
Escorts Kubota Ltd.	4,276	195,626
Everest Industries Ltd.	1,312	17,453
Excel Industries Ltd.	483	6,123
Exide Industries Ltd.	50,863	297,574
FDC Ltd.(1)	1,453	7,534
Federal Bank Ltd.	223,489	434,940
FIEM Industries Ltd.	1,560	22,143
Fine Organic Industries Ltd.	202	10,750
Finolex Cables Ltd.	4,004	68,955
Finolex Industries Ltd.	51,489	192,542
Force Motors Ltd.	351	36,820
Gabriel India Ltd.	10,034	43,020
GAIL India Ltd.	89,154	218,687
Galaxy Surfactants Ltd.	260	7,635
Garden Reach Shipbuilders & Engineers Ltd.	5,677	93,277
Garware Technical Fibres Ltd.	298	12,415
GHCL Ltd.	11,424	69,133
GHCL Textiles Ltd.(1)	11,424	10,885
GIC Housing Finance Ltd.	7,865	19,558
Gillette India Ltd.	152	12,982
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	44,719
Glenmark Pharmaceuticals Ltd.	24,558	341,615
GMM Pfaudler Ltd.	1,964	29,074
GMR Airports Infrastructure Ltd.(1)	69,650	70,743
GMR Power & Urban Infra Ltd.(1)	1,505	1,198
GNA Axles Ltd.	1,572	7,245
Godawari Power & Ispat Ltd.	8,189	95,015
Godrej Agrovet Ltd.	8,470	52,486
Godrej Consumer Products Ltd.	6,465	98,599
Godrej Industries Ltd.(1)	830	7,829
Gokaldas Exports Ltd.	11,200	113,989
Granules India Ltd.	14,660	73,568
Graphite India Ltd.	10,458	71,066
Grasim Industries Ltd.	11,024	306,601
Great Eastern Shipping Co. Ltd.	21,003	271,427
Greaves Cotton Ltd.	10,035	14,690
Greenpanel Industries Ltd.	7,398	26,232
Greenply Industries Ltd.	8,512	26,072
Gujarat Alkalies & Chemicals Ltd.	3,254	29,745
Gujarat Ambuja Exports Ltd.	30,364	52,350
Gujarat Fluorochemicals Ltd.	757	27,602
Gujarat Gas Ltd.	22,547	148,980
Gujarat Mineral Development Corp. Ltd.	9,795	46,156
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	96,367
Gujarat Pipavav Port Ltd.	57,229	133,395
Gujarat State Fertilizers & Chemicals Ltd.	38,670	97,835
Gujarat State Petronet Ltd.	30,729	106,900
Happiest Minds Technologies Ltd.	520	4,930
Hathway Cable & Datacom Ltd.(1)	53,179	13,055

Havells India Ltd.	8,068	184,332
HCL Technologies Ltd.	49,507	787,058
HDFC Asset Management Co. Ltd.	2,087	97,177
HDFC Bank Ltd.	81,414	1,495,481
HDFC Life Insurance Co. Ltd.	10,253	67,628
HEG Ltd.	1,842	50,740
HeidelbergCement India Ltd.	3,441	8,342
Hero MotoCorp Ltd.	6,316	387,949
HFCL Ltd.	55,288	69,007
HG Infra Engineering Ltd.	1,319	23,903
Hikal Ltd.	6,930	23,674
HIL Ltd.	531	16,031
Himadri Speciality Chemical Ltd., ADR	43,396	173,140
Himatsingka Seide Ltd.(1)	1,947	2,972
Hindalco Industries Ltd.	117,216	971,061
Hinduja Global Solutions Ltd.	630	6,249
Hindustan Copper Ltd.	37,545	160,466
Hindustan Oil Exploration Co. Ltd.(1)	4,116	9,470
Hindustan Petroleum Corp. Ltd.	84,803	546,067
Hindustan Unilever Ltd.	12,708	354,678
Honda India Power Products Ltd.	797	25,503
I G Petrochemicals Ltd.	1,499	8,768
ICICI Bank Ltd., ADR	49,398	1,320,903
ICICI Lombard General Insurance Co. Ltd.	7,483	141,956
ICICI Prudential Life Insurance Co. Ltd.	7,787	50,960
ICICI Securities Ltd.	11,993	102,730
IDFC First Bank Ltd.(1)	227,289	208,427
IDFC Ltd.(1)	117,456	159,781
IFCI Ltd.(1)	199,888	139,323
IIFL Finance Ltd.	29,022	138,936
IIFL Securities Ltd.	5,318	12,360
India Cements Ltd.(1)	22,426	55,050
India Glycols Ltd.	1,220	11,030
Indiabulls Housing Finance Ltd.	54,013	102,229
Indiabulls Real Estate Ltd.(1)	46,013	73,661
IndiaMart InterMesh Ltd.	2,868	83,217
Indian Bank	32,035	218,000
Indian Hotels Co. Ltd.	19,259	128,900
Indian Metals & Ferro Alloys Ltd.	3,462	28,622
Indian Oil Corp. Ltd.	229,124	446,269
Indian Railway Catering & Tourism Corp. Ltd.	9,660	118,276
Indo Count Industries Ltd.	3,348	13,503
Indraprastha Gas Ltd.	1,402	7,438
Indus Towers Ltd.(1)	55,411	231,239
IndusInd Bank Ltd.	9,329	163,561
Info Edge India Ltd.	2,252	153,906
Infosys Ltd., ADR(2)	126,708	2,122,359
Inox Wind Ltd.(1)	5,788	10,363
Inox Wind Ltd.(1)	17,364	31,089
Intellect Design Arena Ltd.	9,903	109,213
InterGlobe Aviation Ltd.(1)	3,913	196,372
IOL Chemicals & Pharmaceuticals Ltd.	943	4,075
ION Exchange India Ltd.	5,549	33,965
Ipca Laboratories Ltd.	11,799	162,810
IRB Infrastructure Developers Ltd.	90,820	72,127

IRCON International Ltd.	61,079	198,493
ISGEC Heavy Engineering Ltd.	3,243	41,873
ITD Cementation India Ltd.	18,327	88,373
J Kumar Infraprojects Ltd.	6,357	57,494
Jagran Prakashan Ltd.(1)	9,956	10,877
Jai Corp. Ltd.	9,007	30,903
Jain Irrigation Systems Ltd.(1)	33,922	24,657
Jaiprakash Associates Ltd.(1)	47,432	8,819
Jaiprakash Power Ventures Ltd.(1)	337,329	77,995
Jammu & Kashmir Bank Ltd.	68,191	107,687
Jamna Auto Industries Ltd.	30,124	43,610
Jindal Poly Films Ltd.	1,475	8,871
Jindal Saw Ltd.	15,519	100,442
Jindal Stainless Ltd.	56,432	536,836
Jindal Steel & Power Ltd.	15,097	186,186
JK Cement Ltd.	4,664	216,610
JK Lakshmi Cement Ltd.	8,876	83,601
JK Paper Ltd.	14,528	67,227
JK Tyre & Industries Ltd.	14,652	71,210
JM Financial Ltd.(1)	90,263	85,272
JSW Energy Ltd.	10,448	76,744
JSW Steel Ltd.	56,729	599,713
Jubilant Foodworks Ltd.	13,800	81,807
Jubilant Ingrevia Ltd.	9,834	59,081
Jubilant Pharmova Ltd.	7,752	63,977
Just Dial Ltd.(1)	979	10,954
Jyothy Labs Ltd.	4,782	23,026
Kajaria Ceramics Ltd.	4,758	68,737
Kalpataru Projects International Ltd.	19,004	272,986
Kansai Nerolac Paints Ltd.	3,508	11,353
Karnataka Bank Ltd.	27,461	70,527
Karur Vysya Bank Ltd.	88,527	209,103
Kaveri Seed Co. Ltd.	3,557	36,131
KEC International Ltd.	22,050	195,365
KEI Industries Ltd.	948	46,649
Kennametal India Ltd.	279	12,298
Kirloskar Brothers Ltd.	2,915	60,173
Kirloskar Ferrous Industries Ltd.	11,193	91,962
Kirloskar Oil Engines Ltd.	3,353	50,176
KNR Constructions Ltd.	12,064	46,001
Kolte-Patil Developers Ltd.	1,397	7,405
Kopran Ltd.	1,454	3,937
Kotak Mahindra Bank Ltd.	25,088	505,876
KPIT Technologies Ltd.	15,137	264,933
KPR Mill Ltd.	5,470	50,431
KRBL Ltd.	8,855	28,347
L&T Finance Ltd.	123,051	225,956
L&T Technology Services Ltd.	955	51,582
LA Opala RG Ltd.	4,256	15,797
Larsen & Toubro Ltd.	26,781	1,178,633
Laurus Labs Ltd.	27,240	136,791
LG Balakrishnan & Bros Ltd.	4,509	67,114
LIC Housing Finance Ltd.	37,996	288,595
Linde India Ltd.	348	36,347
LT Foods Ltd.	21,706	53,534

LTIMindtree Ltd.	3,442	194,309
Lupin Ltd.	14,726	279,588
Mahanagar Gas Ltd.	7,578	117,885
Maharashtra Seamless Ltd.	7,016	55,143
Mahindra & Mahindra Financial Services Ltd.	53,466	171,661
Mahindra & Mahindra Ltd.	22,782	684,127
Mahindra Holidays & Resorts India Ltd.(1)	6,609	31,928
Mahindra Lifespace Developers Ltd.	2,988	20,723
Mahindra Logistics Ltd.	3,262	16,928
Maithan Alloys Ltd.	1,132	15,454
Man Infraconstruction Ltd.	17,927	40,384
Manali Petrochemicals Ltd.	9,199	9,026
Manappuram Finance Ltd.	99,739	202,086
Marico Ltd.	22,586	161,038
Marksans Pharma Ltd.	42,291	75,387
Maruti Suzuki India Ltd.	3,098	460,959
MAS Financial Services Ltd.	4,887	16,909
Matrimony.com Ltd.	690	4,514
Max Healthcare Institute Ltd.	18,646	168,237
Mayur Uniquoters Ltd.	698	4,414
Mazagon Dock Shipbuilders Ltd.	3,870	148,013
Meghmani Organics Ltd.	14,945	14,482
Metropolis Healthcare Ltd.	1,019	23,316
Minda Corp. Ltd.	3,029	15,461
Mirza International Ltd.(1)	9,808	4,998
MOIL Ltd.	7,182	43,377
Motherson Sumi Wiring India Ltd.	46,208	37,468
Motilal Oswal Financial Services Ltd.	5,586	148,730
Mphasis Ltd.	5,684	155,920
MRF Ltd.	187	281,282
Mrs Bectors Food Specialities Ltd.	1,497	22,723
MSTC Ltd.	1,029	11,007
Multi Commodity Exchange of India Ltd.	4,385	191,098
Muthoot Finance Ltd.	13,678	276,265
Narayana Hrudayalaya Ltd.	5,794	82,599
Natco Pharma Ltd.	7,670	92,016
National Aluminium Co. Ltd.	141,463	325,432
Nava Ltd.	11,704	68,271
NBCC India Ltd.	65,976	112,748
NCC Ltd.	106,551	367,367
NELCO Ltd.	701	6,047
NESCO Ltd.	711	7,266
Nestle India Ltd.	8,314	234,632
Neuland Laboratories Ltd.	579	41,923
Newgen Software Technologies Ltd.	3,928	43,277
NIIT Learning Systems Ltd.	1,812	9,032
NIIT Ltd.	9,326	11,190
Nippon Life India Asset Management Ltd.	13,564	97,321
NOCIL Ltd.	17,520	53,190
NTPC Ltd.	286,316	1,232,476
Nuvama Wealth Management Ltd.(1)	1,475	85,808
Oberoi Realty Ltd.	6,424	140,273
Oil & Natural Gas Corp. Ltd.	186,770	593,102
Oil India Ltd.	48,505	370,474
OnMobile Global Ltd.(1)	3,493	2,890

Oracle Financial Services Software Ltd.	2,888	258,154
Orient Cement Ltd.	17,095	42,336
Page Industries Ltd.	239	103,118
Paisalo Digital Ltd.	72,148	54,494
Panama Petrochem Ltd.	4,381	18,842
PC Jeweller Ltd.(1)	24,410	13,622
PCBL Ltd.	28,612	80,796
Persistent Systems Ltd.	7,634	312,051
Petronet LNG Ltd.	85,800	306,215
Phoenix Mills Ltd.	2,284	84,907
PI Industries Ltd.	1,641	69,690
Pidilite Industries Ltd.	3,031	107,931
Piramal Enterprises Ltd.	5,916	56,462
Piramal Pharma Ltd.(1)	18,577	33,055
PNB Housing Finance Ltd.(1)	19,386	168,220
PNC Infratech Ltd.	17,907	111,403
Polycab India Ltd.	446	36,134
Polyplex Corp. Ltd.	2,781	26,188
Poonawalla Fincorp Ltd.	2,566	13,856
Power Finance Corp. Ltd.	12,675	74,954
Power Grid Corp. of India Ltd.	283,026	1,053,136
Power Mech Projects Ltd.	755	41,985
Praj Industries Ltd.	14,187	88,654
Prakash Industries Ltd.(1)	8,704	16,790
Precision Camshafts Ltd.	8,326	18,093
Prestige Estates Projects Ltd.	8,021	153,759
Pricol Ltd.(1)	15,569	81,767
Prime Focus Ltd.(1)	11,944	14,618
Prince Pipes & Fittings Ltd.(1)	7,915	57,853
Prism Johnson Ltd.(1)	6,392	11,495
PSP Projects Ltd.	2,983	23,186
PTC India Ltd.	56,480	142,009
Quess Corp. Ltd.	4,622	31,478
Rain Industries Ltd.(1)	2,672	5,242
Rajesh Exports Ltd.(1)	5,055	17,985
Rallis India Ltd.(1)	2,331	7,179
Ramco Cements Ltd.	13,177	117,271
Ramkrishna Forgings Ltd.	14,795	118,142
Ramky Infrastructure Ltd.(1)	5,433	33,275
Rashtriya Chemicals & Fertilizers Ltd.	15,657	28,954
Raymond Ltd.	7,599	201,315
RBL Bank Ltd.	83,585	246,573
REC Ltd.	174,502	1,126,373
Redington Ltd.	104,302	248,364
Redtape Ltd.(1)	9,808	85,781
Relaxo Footwears Ltd.	466	4,408
Reliance Industrial Infrastructure Ltd.	626	8,881
Reliance Industries Ltd., GDR	42,273	2,935,638
Reliance Infrastructure Ltd.(1)	38,258	76,303
Reliance Power Ltd.(1)	428,008	126,162
Repco Home Finance Ltd.	8,841	49,886
Rico Auto Industries Ltd.	24,063	34,230
RITES Ltd.	9,491	79,514
Rupa & Co. Ltd.	2,495	7,365
Samvardhana Motherson International Ltd.	121,878	221,686

Sanghvi Movers Ltd.	3,631	47,744
Sanofi India Ltd.	867	89,720
Sansera Engineering Ltd.	2,262	28,458
Sarda Energy & Minerals Ltd.	11,680	31,337
Saregama India Ltd.	1,980	11,947
SBI Cards & Payment Services Ltd.	6,809	56,543
SBI Life Insurance Co. Ltd.	8,184	136,019
Schaeffler India Ltd.	875	44,672
Sharda Cropchem Ltd.	3,173	14,636
Shipping Corp. of India Land & Assets Ltd.(1)	5,563	4,445
Shipping Corp. of India Ltd.	5,563	16,413
Shoppers Stop Ltd.(1)	2,091	18,299
Shree Cement Ltd.	650	192,236
Shree Renuka Sugars Ltd.(1)	13,699	6,605
Shriram Finance Ltd.	24,365	688,285
Siemens Ltd.	1,247	104,243
SKF India Ltd.	1,718	123,329
Sobha Ltd.	8,562	195,370
Sonata Software Ltd.	26,654	164,767
South Indian Bank Ltd.	214,828	69,433
Southern Petrochemical Industries Corp. Ltd.	17,726	15,144
Spandana Sphoorty Financial Ltd.(1)	2,425	21,996
SRF Ltd.	5,107	135,530
Star Cement Ltd.(1)	19,725	50,330
State Bank of India, GDR	7,844	789,547
Steel Strips Wheels Ltd.	10,643	27,462
Sterling & Wilson Renewable(1)	4,243	35,764
Sterling Tools Ltd.	2,980	12,548
Sterlite Technologies Ltd.	13,985	21,318
Strides Pharma Science Ltd.	2,601	26,850
Sudarshan Chemical Industries Ltd.	3,424	32,260
Sumitomo Chemical India Ltd.	4,396	24,463
Sun Pharmaceutical Industries Ltd.	15,985	279,952
Sun TV Network Ltd.	13,399	105,537
Sundaram Finance Ltd.	691	35,525
Sundram Fasteners Ltd.	4,294	61,295
Sunflag Iron & Steel Co. Ltd.(1)	6,118	15,510
Sunteck Realty Ltd.(1)	3,995	22,571
Supreme Industries Ltd.	4,071	258,023
Supreme Petrochem Ltd.	8,120	63,209
Surya Roshni Ltd.	7,250	50,572
Suven Pharmaceuticals Ltd.(1)	9,498	70,424
Suzlon Energy Ltd.(1)	246,707	141,358
Tamil Nadu Newsprint & Papers Ltd.	7,235	21,494
Tamilnadu Petroproducts Ltd.	7,021	6,948
Tanla Platforms Ltd.	12,047	132,838
Tata Chemicals Ltd.	13,140	162,280
Tata Communications Ltd.	9,129	194,780
Tata Consultancy Services Ltd.	31,889	1,405,250
Tata Consumer Products Ltd.	10,352	131,687
Tata Elxsi Ltd.	1,108	92,371
Tata Investment Corp. Ltd.	1,603	123,273
Tata Motors Ltd.	70,005	775,519
Tata Motors Ltd., Class A	19,310	143,417
Tata Power Co. Ltd.	69,892	366,495

Tata Steel Ltd.	609,541	1,222,689
Tata Teleservices Maharashtra Ltd.(1)	18,159	16,260
TCI Express Ltd.	457	5,787
TeamLease Services Ltd.(1)	553	19,343
Tech Mahindra Ltd.	43,801	647,308
Thermax Ltd.	4,851	314,118
Thirumalai Chemicals Ltd.	10,204	31,198
Thyrocare Technologies Ltd.(1)	472	3,466
Tide Water Oil Co. India Ltd.	360	7,735
Time Technoplast Ltd.	12,032	39,806
Tips Industries Ltd.	6,176	30,867
Titagarh Rail System Ltd.	11,407	193,734
Titan Co. Ltd.	7,266	282,729
Torrent Pharmaceuticals Ltd.	8,544	276,315
Torrent Power Ltd.	13,079	235,237
Tourism Finance Corp. of India Ltd.	16,582	31,877
TransIndia Real Estate Ltd.(1)	9,782	5,053
Transport Corp. of India Ltd.	1,642	16,512
Trent Ltd.	2,565	140,312
Trident Ltd.	188,086	82,354
Triveni Engineering & Industries Ltd.	12,778	50,354
Triveni Turbine Ltd.	9,259	65,168
TTK Prestige Ltd.	2,696	21,935
Tube Investments of India Ltd.	4,500	192,956
TV Today Network Ltd.	2,282	5,867
TV18 Broadcast Ltd.(1)	50,440	25,407
TVS Motor Co. Ltd.	3,225	84,320
Uflex Ltd.	5,373	27,092
Ujjivan Small Finance Bank Ltd.	138,471	82,697
UltraTech Cement Ltd.	4,249	505,220
Union Bank of India Ltd.	17,616	33,864
United Spirits Ltd.	12,264	170,754
UPL Ltd.	22,975	140,127
Usha Martin Ltd.	12,880	56,394
UTI Asset Management Co. Ltd.	5,255	57,196
VA Tech Wabag Ltd.(1)	2,681	31,627
Vaibhav Global Ltd.	1,025	4,165
Valiant Organics Ltd.(1)	1,671	7,841
Vardhman Textiles Ltd.	18,897	102,350
Varun Beverages Ltd.	15,462	264,558
Vedanta Ltd.	73,896	397,881
Venky's India Ltd.	238	5,046
V-Guard Industries Ltd.	2,008	8,923
VIP Industries Ltd.	1,621	9,480
Vishnu Chemicals Ltd.	3,320	12,582
VL E-Governance & IT Solutions Ltd.(1)	3,184	2,149
Vodafone Idea Ltd.(1)	232,783	42,576
Voltamp Transformers Ltd.	484	65,395
Voltas Ltd.	1,275	20,788
VRL Logistics Ltd.	6,022	39,774
Welspun Corp. Ltd.	23,565	155,749
Welspun Enterprises Ltd.	17,802	96,825
Welspun Living Ltd.	41,434	67,756
West Coast Paper Mills Ltd.	5,873	41,917
Westlife Foodworld Ltd.	808	8,050

Wipro Ltd., ADR	60,349	310,797
Wockhardt Ltd.(1)	1,829	11,629
Yes Bank Ltd.(1)	673,890	186,029
Zee Entertainment Enterprises Ltd.(1)	65,242	116,399
Zensar Technologies Ltd.	10,622	77,823
		77,000,514
Indonesia — 1.8%
ABM Investama Tbk. PT	109,100	23,715
Ace Hardware Indonesia Tbk. PT	891,700	45,083
Adaro Energy Indonesia Tbk. PT	1,228,300	209,613
Adhi Karya Persero Tbk. PT(1)	245,413	3,138
Adi Sarana Armada Tbk. PT(1)	73,600	3,310
Agung Podomoro Land Tbk. PT(1)	80,200	563
Alam Sutera Realty Tbk. PT(1)	534,300	4,437
Amman Mineral Internasional PT(1)	313,800	233,543
Aneka Tambang Tbk. PT	801,500	72,347
Astra Agro Lestari Tbk. PT	40,600	14,698
Astra International Tbk. PT	1,077,800	285,090
Astra Otoparts Tbk. PT	140,800	15,579
Bank BTPN Syariah Tbk. PT	433,300	31,086
Bank Bukopin Tbk. PT(1)	1,089,998	3,692
Bank Central Asia Tbk. PT	1,336,800	760,602
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,431
Bank Mandiri Persero Tbk. PT	2,034,800	737,952
Bank Negara Indonesia Persero Tbk. PT	1,048,500	284,509
Bank Pan Indonesia Tbk. PT(1)	266,100	19,354
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	15,429
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,492
Bank Rakyat Indonesia Persero Tbk. PT	1,998,397	535,649
Bank Syariah Indonesia Tbk. PT	68,639	9,307
Bank Tabungan Negara Persero Tbk. PT	736,545	55,610
Barito Pacific Tbk. PT	592,410	38,924
BFI Finance Indonesia Tbk. PT	1,086,800	67,892
Blue Bird Tbk. PT	139,500	13,306
Buana Lintas Lautan Tbk. PT(1)	553,700	4,839
Bukalapak.com Tbk. PT(1)	3,493,700	28,049
Bukit Asam Tbk. PT	421,600	64,814
Bumi Resources Minerals Tbk. PT(1)	5,563,500	53,103
Bumi Resources Tbk. PT(1)	1,787,700	10,037
Bumi Serpong Damai Tbk. PT(1)	732,100	42,668
Buyung Poetra Sembada PT	68,000	702
Charoen Pokphand Indonesia Tbk. PT	193,700	61,898
Ciputra Development Tbk. PT	1,125,200	76,142
Delta Dunia Makmur Tbk. PT	708,900	24,258
Dharma Polimetal Tbk. PT	280,300	14,058
Dharma Satya Nusantara Tbk. PT	840,800	32,909
Elang Mahkota Teknologi Tbk. PT	620,200	16,209
Elnusa Tbk. PT	183,200	4,578
ESSA Industries Indonesia Tbk. PT	1,274,800	60,501
Gajah Tunggal Tbk. PT(1)	345,600	22,439
Global Mediacom Tbk. PT(1)	881,800	12,590
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	39,233
Harum Energy Tbk. PT(1)	351,900	30,356
Indah Kiat Pulp & Paper Tbk. PT(1)	275,900	154,914
Indika Energy Tbk. PT	278,900	24,563

Indo Tambangraya Megah Tbk. PT	50,300	77,301
Indocement Tunggal Prakarsa Tbk. PT	92,200	36,792
Indofood CBP Sukses Makmur Tbk. PT	32,000	19,206
Indofood Sukses Makmur Tbk. PT	71,600	25,892
Indosat Tbk. PT(1)	103,000	64,747
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	453,652	19,822
Japfa Comfeed Indonesia Tbk. PT(1)	481,300	40,567
Jasa Marga Persero Tbk. PT	147,500	43,441
Kalbe Farma Tbk. PT	342,700	31,394
Lippo Karawaci Tbk. PT(1)	765,000	3,155
Malindo Feedmill Tbk. PT(1)	13,400	527
Map Aktif Adiperkasa PT	1,150,500	54,898
Matahari Department Store Tbk. PT	145,500	13,640
Medco Energi Internasional Tbk. PT	1,203,840	104,054
Media Nusantara Citra Tbk. PT	624,400	11,838
Medikaloka Hermina Tbk. PT	527,400	41,533
Merdeka Copper Gold Tbk. PT(1)	138,551	23,038
Mitra Adiperkasa Tbk. PT	1,428,700	111,787
Mitra Keluarga Karyasehat Tbk. PT	115,400	20,522
Mitra Pinasthika Mustika Tbk. PT	157,800	10,297
Pabrik Kertas Tjiwi Kimia Tbk. PT(1)	135,800	72,279
Pacific Strategic Financial Tbk. PT(1)	120,700	7,989
Pakuwon Jati Tbk. PT	1,083,400	26,320
Panin Financial Tbk. PT(1)	1,013,700	21,477
Perusahaan Gas Negara Tbk. PT	538,400	52,403
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	344,600	16,987
PP Persero Tbk. PT(1)	159,800	3,352
Puradelta Lestari Tbk. PT	105,100	1,054
Quantum Clovera Investama Tbk. PT(1)	28,000	19
Rimo International Lestari Tbk. PT(1)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,024
Samator Indo Gas Tbk. PT	86,700	9,127
Samudera Indonesia Tbk. PT	1,064,000	17,946
Sarana Menara Nusantara Tbk. PT	511,800	21,744
Sawit Sumbermas Sarana Tbk. PT(1)	567,700	36,406
Selamat Sempurna Tbk. PT	231,100	25,596
Semen Indonesia Persero Tbk. PT	289,907	62,364
Siloam International Hospitals Tbk. PT	16,000	2,381
Smartfren Telecom Tbk. PT(1)	3,336,600	9,229
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	4,719
Sumber Alfaria Trijaya Tbk. PT	1,056,900	172,440
Summarecon Agung Tbk. PT	1,287,258	40,446
Surya Citra Media Tbk. PT	478,000	4,416
Surya Semesta Internusa Tbk. PT(1)	823,900	60,521
Telkom Indonesia Persero Tbk. PT, ADR(2)	27,107	487,113
Temas Tbk. PT	1,259,000	12,028
Timah Tbk. PT	278,200	15,325
Transcoal Pacific Tbk. PT	29,600	13,299
Tunas Baru Lampung Tbk. PT(1)	24,900	1,059
Unilever Indonesia Tbk. PT	362,700	69,772
United Tractors Tbk. PT	126,200	171,607
Vale Indonesia Tbk. PT(1)	175,600	53,758
Waskita Beton Precast Tbk. PT(1)	48,300	42
Waskita Karya Persero Tbk. PT(1)	384,292	—

Wijaya Karya Persero Tbk. PT(1)	513,000	3,536
XL Axiata Tbk. PT	708,700	100,721
		6,621,161
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,263
Aeon Co. M Bhd.(1)	118,600	35,541
AEON Credit Service M Bhd.	1,000	1,539
Agmo Holdings Bhd.(1)	1,504	179
Alliance Bank Malaysia Bhd.	145,500	119,695
AMMB Holdings Bhd.	173,800	157,023
Ann Joo Resources Bhd.(1)	16,600	3,820
Astro Malaysia Holdings Bhd.	23,800	1,620
ATA IMS Bhd.(1)	139,900	8,647
Axiata Group Bhd.	65,600	39,066
Bank Islam Malaysia Bhd.	36,800	19,651
Berjaya Corp. Bhd.(1)	440,849	27,253
Berjaya Food Bhd.	67,973	8,378
Bermaz Auto Bhd.	158,400	81,871
Beshom Holdings Bhd.	2,076	431
Bumi Armada Bhd.(1)	545,900	66,963
Bursa Malaysia Bhd.	49,100	88,618
Cahya Mata Sarawak Bhd.	117,500	28,777
Capital A Bhd.(1)	33,100	5,942
Careplus Group Bhd.(1)	13,500	847
Carlsberg Brewery Malaysia Bhd.	2,500	10,519
CELCOMDIGI Bhd.	124,100	100,474
CIMB Group Holdings Bhd.	241,250	351,258
Coastal Contracts Bhd.(1)	3,400	1,157
Comfort Glove Bhd.(1)	6,800	644
CSC Steel Holdings Bhd.	18,100	5,582
Cypark Resources Bhd.(1)	15,400	2,897
Dagang NeXchange Bhd.(1)	250,700	24,041
Dayang Enterprise Holdings Bhd.	17,100	9,613
Dialog Group Bhd.	69,000	35,073
DRB-Hicom Bhd.	87,800	25,027
Dufu Technology Corp. Bhd.	2,800	1,419
Eco World Development Group Bhd.	95,100	30,562
Econpile Holdings Bhd.(1)	5,500	539
Ekovest Bhd.(1)	134,300	12,890
Fraser & Neave Holdings Bhd.	5,300	36,714
Frontken Corp. Bhd.	54,000	48,905
Gamuda Bhd.	70,707	91,111
Genting Bhd.	189,800	192,066
Genting Malaysia Bhd.	250,900	141,517
Genting Plantations Bhd.	6,300	8,038
Globetronics Technology Bhd.	12,200	3,197
Greatech Technology Bhd.(1)	15,100	16,262
HAP Seng Consolidated Bhd.	16,900	16,518
Hartalega Holdings Bhd.(1)	202,400	135,173
Heineken Malaysia Bhd.	9,800	49,972
Hengyuan Refining Co. Bhd.(1)	5,300	3,147
Hextar Global Bhd.	116,220	23,142
Hextar Healthcare Bhd.(1)	33,500	1,605
Hiap Teck Venture Bhd.	125,000	10,525
Hibiscus Petroleum Bhd.	121,720	64,847

Hong Leong Bank Bhd.	13,300	54,474
Hong Leong Financial Group Bhd.	8,500	30,746
Hong Leong Industries Bhd.	400	1,025
IHH Healthcare Bhd.	14,000	18,414
IJM Corp. Bhd.	143,100	83,851
Inari Amertron Bhd.	54,200	37,538
IOI Corp. Bhd.	75,900	61,680
IOI Properties Group Bhd.	41,800	22,388
JAKS Resources Bhd.(1)	11,180	297
Jaya Tiasa Holdings Bhd.	104,500	24,675
Kossan Rubber Industries Bhd.	136,100	64,234
KPJ Healthcare Bhd.	246,800	99,775
KSL Holdings Bhd.(1)	5,500	2,132
Kuala Lumpur Kepong Bhd.	36,933	163,851
Land & General Bhd.	29,900	825
LBS Bina Group Bhd.	8,961	1,297
Leong Hup International Bhd.	5,600	667
Lii Hen Industries Bhd.	4,200	892
Lotte Chemical Titan Holding Bhd.(1)	20,000	4,635
Luxchem Corp. Bhd.	20,900	2,602
Mah Sing Group Bhd.	51,600	16,477
Malakoff Corp. Bhd.	6,800	1,035
Malayan Banking Bhd.(2)	162,949	343,850
Malayan Flour Mills Bhd.	26,300	4,202
Malaysia Airports Holdings Bhd.	73,980	156,289
Malaysia Building Society Bhd.(1)	190,000	36,000
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	485
Malaysian Pacific Industries Bhd.	8,600	67,888
Malaysian Resources Corp. Bhd.	9,900	1,385
Matrix Concepts Holdings Bhd.	18,300	7,003
Maxis Bhd.	65,900	50,882
Media Prima Bhd.	58,500	5,613
Mega First Corp. Bhd.	17,400	17,655
MISC Bhd.	64,900	115,059
MKH Bhd.	2,900	801
MKH Oil Palm East Kalimantan Sdn Bhd.	414	52
MR DIY Group M Bhd.	67,500	25,959
Muhibbah Engineering M Bhd.(1)	2,000	425
My EG Services Bhd.	135,074	31,616
Naim Holdings Bhd.(1)	4,300	1,044
Nestle Malaysia Bhd.	2,200	59,696
OCK Group Bhd.	7,100	889
OSK Holdings Bhd.	6,600	2,204
Padini Holdings Bhd.	6,300	5,060
Paramount Corp. Bhd.	3,400	824
Perak Transit Bhd.	8,349	1,252
PESTECH International Bhd.(1)	29,625	1,262
Petronas Chemicals Group Bhd.	58,400	83,338
Petronas Dagangan Bhd.	14,100	59,366
Petronas Gas Bhd.	27,800	107,972
Poh Huat Resources Holdings Bhd.	2,800	863
PPB Group Bhd.	15,500	48,647
Press Metal Aluminium Holdings Bhd.	57,100	67,982
Public Bank Bhd.	476,700	415,392
QL Resources Bhd.	31,850	42,653

Ranhill Utilities Bhd.	3,848	1,097
RHB Bank Bhd.	109,675	128,025
Sam Engineering & Equipment M Bhd.	2,400	3,038
Sapura Energy Bhd.(1)	43,200	411
Sarawak Oil Palms Bhd.	31,800	19,539
Scientex Bhd.	22,400	20,840
Serba Dinamik Holdings Bhd.(1)	4,000	1
Sime Darby Bhd.	66,900	39,551
Sime Darby Plantation Bhd.	140,700	127,115
Sime Darby Property Bhd.	33,900	8,959
SP Setia Bhd. Group	120,300	37,179
Sports Toto Bhd.	7,686	2,747
Sunway Bhd.	83,400	62,077
Supermax Corp. Bhd.	208,043	39,137
Syarikat Takaful Malaysia Keluarga Bhd.	18,100	14,545
Ta Ann Holdings Bhd.	26,400	22,246
Telekom Malaysia Bhd.	84,600	111,773
Tenaga Nasional Bhd.	160,200	444,000
Thong Guan Industries Bhd.	2,400	1,066
TIME dotCom Bhd.	58,200	65,337
Tiong NAM Logistics Holdings Bhd.(1)	26,900	4,454
Tropicana Corp. Bhd.(1)	4,807	1,503
TSH Resources Bhd.	77,200	17,218
Uchi Technologies Bhd.	7,500	6,362
UEM Sunrise Bhd.	6,800	1,682
Unisem M Bhd.	51,700	45,183
United Plantations Bhd.	5,000	26,720
UWC Bhd.(1)	6,400	4,385
Velesto Energy Bhd.	623,700	35,181
ViTrox Corp. Bhd.	4,000	6,451
VS Industry Bhd.	66,800	15,066
Wasco Bhd.(1)	16,200	5,169
WCT Holdings Bhd.	7,446	928
Westports Holdings Bhd.	38,900	33,461
Yinson Holdings Bhd.	163,020	80,391
YTL Corp. Bhd.	27,796	21,282
YTL Power International Bhd.	373,100	391,064
		6,453,859
Mexico — 2.7%
Alfa SAB de CV, Class A	292,300	203,291
Alpek SAB de CV(1)(2)	45,690	39,290
Alsea SAB de CV	57,400	227,516
America Movil SAB de CV, ADR	43,251	801,874
Arca Continental SAB de CV	6,800	69,709
Banco del Bajio SA	128,877	446,263
Becle SAB de CV(2)	4,400	8,096
Bolsa Mexicana de Valores SAB de CV	24,500	44,534
Cemex SAB de CV, ADR(1)	43,951	330,951
Coca-Cola Femsa SAB de CV	25,245	235,763
Consorcio ARA SAB de CV	4,900	904
Controladora AXTEL SAB de CV(1)	241,750	6,341
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	13,128	104,630
Corp. Inmobiliaria Vesta SAB de CV(2)	71,500	249,648
Fomento Economico Mexicano SAB de CV, ADR	3,506	401,858
GCC SAB de CV	18,500	202,321

Genomma Lab Internacional SAB de CV, Class B	169,300	176,719
Gentera SAB de CV	226,600	350,054
Gruma SAB de CV, B Shares	9,160	178,336
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,727	223,096
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	2,181	411,467
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	407,742
Grupo Bimbo SAB de CV, Series A(2)	32,700	122,963
Grupo Carso SAB de CV, Series A1	23,000	177,423
Grupo Comercial Chedraui SA de CV	29,017	214,585
Grupo Financiero Banorte SAB de CV, Class O	131,996	1,253,871
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	345,320
Grupo GICSA SAB de CV(1)	8,000	1,037
Grupo Industrial Saltillo SAB de CV	1,789	2,172
Grupo Mexico SAB de CV, Series B	143,394	884,713
Grupo Televisa SAB, ADR	53,904	179,500
Grupo Traxion SAB de CV(1)(2)	16,400	28,902
Hoteles City Express SAB de CV(1)	1,300	321
Industrias Penoles SAB de CV(1)	11,020	173,895
Kimberly-Clark de Mexico SAB de CV, A Shares	101,300	213,031
La Comer SAB de CV	50,780	111,996
Megacable Holdings SAB de CV	112,313	354,815
Nemak SAB de CV(1)	615,840	119,056
Ollamani SAB(1)(2)	13,476	34,988
Operadora De Sites Mexicanos SAB de CV	62,486	64,745
Orbia Advance Corp. SAB de CV	80,800	132,440
Promotora y Operadora de Infraestructura SAB de CV	12,615	138,541
Qualitas Controladora SAB de CV(2)	4,300	55,184
Wal-Mart de Mexico SAB de CV	105,397	396,019
		10,125,920
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	36,238	648,660
Credicorp Ltd.	1,715	283,524
Intercorp Financial Services, Inc.	4,299	103,477
Southern Copper Corp.	2,468	292,779
		1,328,440
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	79,690	47,698
Aboitiz Power Corp.	12,100	7,054
ACEN Corp.	107,422	8,816
Alliance Global Group, Inc.	166,000	26,292
Ayala Corp.	10,600	107,927
Ayala Land, Inc.	224,700	101,048
AyalaLand Logistics Holdings Corp.(1)	17,000	569
Bank of the Philippine Islands	83,948	172,490
BDO Unibank, Inc.	96,360	214,195
Cebu Air, Inc.(1)	6,390	2,850
Century Pacific Food, Inc.	71,000	45,464
Converge Information & Communications Technology Solutions, Inc.(1)	156,800	28,910
Cosco Capital, Inc.	51,700	4,067
DigiPlus Interactive Corp.	92,600	22,158
DMCI Holdings, Inc.	574,500	116,945
DoubleDragon Corp.	2,700	526
East West Banking Corp.	5,400	838
EEI Corp.(1)	5,000	419
Filinvest Land, Inc.	41,000	456

First Gen Corp.	22,300	6,840
Ginebra San Miguel, Inc.	1,300	4,649
Global Ferronickel Holdings, Inc.(1)	171,000	5,721
Globe Telecom, Inc.	1,865	62,820
GT Capital Holdings, Inc.	8,670	89,182
Integrated Micro-Electronics, Inc.(1)	6,600	234
International Container Terminal Services, Inc.	32,070	187,411
JG Summit Holdings, Inc.	230,403	122,091
Jollibee Foods Corp.	32,680	121,027
Manila Electric Co.	8,850	55,509
Manila Water Co., Inc.	32,900	15,616
Max's Group, Inc.	4,100	215
Megaworld Corp.	712,000	21,912
Metropolitan Bank & Trust Co.	222,900	236,611
Monde Nissin Corp.	76,200	14,625
Nickel Asia Corp.	273,100	18,915
Petron Corp.	75,000	3,795
PLDT, Inc., ADR(2)	4,443	112,186
Puregold Price Club, Inc.	65,600	28,262
Robinsons Land Corp.	81,300	22,600
Robinsons Retail Holdings, Inc.	22,090	14,757
Security Bank Corp.	57,680	72,628
Semirara Mining & Power Corp.	89,900	52,139
Shell Pilipinas Corp.(1)	1,600	290
SM Investments Corp.	4,195	62,426
SM Prime Holdings, Inc.	211,500	97,532
Universal Robina Corp.	11,590	21,178
Vista Land & Lifescapes, Inc.	62,800	1,642
Wilcon Depot, Inc.	81,300	27,787
		2,389,322
Poland — 1.2%
Alior Bank SA	13,298	323,066
Allegro.eu SA(1)	9,307	89,558
AmRest Holdings SE(1)	2,830	18,464
Bank Millennium SA(1)	82,872	189,047
Bank Polska Kasa Opieki SA	10,917	444,651
Budimex SA	1,197	227,409
CCC SA(1)	9,459	321,740
CD Projekt SA	1,805	59,823
Cyfrowy Polsat SA(1)	4,067	12,939
Dino Polska SA(1)	1,614	160,833
Enea SA(1)	11,320	29,512
Eurocash SA	8,571	29,244
Grenevia SA(1)	6,958	4,423
Grupa Azoty SA(1)	5,389	30,367
Grupa Kety SA	742	163,022
Jastrzebska Spolka Weglowa SA(1)	7,794	56,459
KGHM Polska Miedz SA	6,983	271,310
KRUK SA	1,759	204,300
LPP SA	13	57,418
Lubelski Wegiel Bogdanka SA	109	854
mBank SA(1)	1,219	194,623
Mercator Medical SA(1)	146	1,707
Orange Polska SA	90,449	188,680
ORLEN SA	22,004	356,432

Pepco Group NV(1)	12,179	75,571
PGE Polska Grupa Energetyczna SA(1)	20,198	34,890
PKP Cargo SA(1)	196	687
Powszechna Kasa Oszczednosci Bank Polski SA	17,958	272,106
Powszechny Zaklad Ubezpieczen SA	14,313	182,162
Santander Bank Polska SA	789	101,733
Tauron Polska Energia SA(1)	95,228	98,058
TEN Square Games SA	170	3,850
Text SA	2,426	51,832
XTB SA	8,988	152,173
		4,408,943
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO	84,900	1
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	427
X5 Retail Group NV, GDR(1)	2,570	—
		433
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	7,200	13,928
South Africa — 3.3%
Absa Group Ltd.	43,967	350,426
Adcock Ingram Holdings Ltd.	305	928
Advtech Ltd.	12,737	17,550
AECI Ltd.	18,830	96,542
African Rainbow Minerals Ltd.	10,125	122,584
Afrimat Ltd.	8,073	30,375
Alexander Forbes Group Holdings Ltd.	4,775	1,637
Anglo American Platinum Ltd.(2)	1,400	45,926
Anglogold Ashanti PLC (New York)	12,830	310,358
Aspen Pharmacare Holdings Ltd.	26,280	326,184
Astral Foods Ltd.(1)	7,442	55,445
Aveng Ltd.(1)	3,335	1,043
AVI Ltd.	38,601	174,930
Balwin Properties Ltd.	4,197	427
Barloworld Ltd.	24,004	114,901
Bid Corp. Ltd.	8,305	184,175
Bidvest Group Ltd.	8,951	117,028
Blue Label Telecoms Ltd.(1)	5,048	1,161

Brait PLC(1)	4,194	256
Capitec Bank Holdings Ltd.	2,506	284,403
Cashbuild Ltd.	488	3,753
City Lodge Hotels Ltd.	2,646	582
Clicks Group Ltd.	16,145	253,408
Coronation Fund Managers Ltd.	24,694	45,782
Curro Holdings Ltd.(2)	45,943	26,221
Dis-Chem Pharmacies Ltd.	25,081	41,568
Discovery Ltd.	19,001	111,087
EOH Holdings Ltd.(1)	1,194	96
Exxaro Resources Ltd.	34,138	330,723
Famous Brands Ltd.	293	778
FirstRand Ltd.	148,523	515,276
Fortress Real Estate Investments Ltd., Class B	129,172	103,782
Foschini Group Ltd.	51,041	258,264
Gold Fields Ltd., ADR	42,660	671,895
Grindrod Ltd.	68,214	49,019
Harmony Gold Mining Co. Ltd., ADR	72,460	659,386
Impala Platinum Holdings Ltd.	61,207	315,299
Investec Ltd.	18,763	122,674
JSE Ltd.	1,237	6,072
KAL Group Ltd.	177	449
KAP Ltd.(1)	178,079	23,993
Kumba Iron Ore Ltd.	3,565	93,459
Lewis Group Ltd.	508	1,272
Life Healthcare Group Holdings Ltd.	83,529	49,178
Metair Investments Ltd.(1)	1,914	1,123
Momentum Metropolitan Holdings	242,088	275,273
Motus Holdings Ltd.	6,328	29,065
Mpact Ltd.	965	1,365
Mr Price Group Ltd.	18,970	179,662
MTN Group Ltd.	75,745	332,358
MultiChoice Group(1)	21,390	128,027
Naspers Ltd., N Shares	1,869	370,498
Nedbank Group Ltd.	29,954	363,621
NEPI Rockcastle NV(1)	45,040	312,709
Netcare Ltd.	121,001	72,909
Ninety One Ltd.	25,549	53,900
Northam Platinum Holdings Ltd.	37,401	258,422
Oceana Group Ltd.	464	1,810
Old Mutual Ltd.	507,840	287,112
Omnia Holdings Ltd.	22,312	66,744
OUTsurance Group Ltd.	47,469	100,928
Pepkor Holdings Ltd.	56,274	51,155
Pick n Pay Stores Ltd.(2)	27,885	36,933
PPC Ltd.(1)(2)	125,428	22,433
Raubex Group Ltd.	2,320	4,417
Reinet Investments SCA	11,800	298,157
Remgro Ltd.	31,820	205,438
RFG Holdings Ltd.	1,040	776
RMB Holdings Ltd.	8,812	179
Sanlam Ltd.	62,812	237,003
Santam Ltd.(2)	4,100	65,363
Sappi Ltd.	113,355	325,886
Sasol Ltd., ADR(2)	26,634	181,644

Shoprite Holdings Ltd.	14,624	194,436
Sibanye Stillwater Ltd., ADR(2)	62,145	315,075
Southern Sun Ltd.(1)	3,866	1,091
SPAR Group Ltd.(1)	18,814	104,254
Standard Bank Group Ltd.	52,256	499,203
Sun International Ltd.	488	961
Telkom SA SOC Ltd.(1)(2)	51,035	64,853
Thungela Resources Ltd.	25,484	183,061
Tiger Brands Ltd.	6,961	72,090
Trencor Ltd.(1)	1,689	677
Truworths International Ltd.	40,844	166,003
Tsogo Sun Ltd.	3,616	2,040
Vodacom Group Ltd.	17,179	84,732
Wilson Bayly Holmes-Ovcon Ltd.	3,871	31,281
Woolworths Holdings Ltd.	53,338	154,148
Zeda Ltd.(1)	24,857	15,606
Zeder Investments Ltd.	8,750	825
		12,075,541
South Korea — 13.3%
Advanced Process Systems Corp.	1,624	31,640
Aekyung Industrial Co. Ltd.	349	6,387
Agabang&Company(1)	2,113	8,695
Ahnlab, Inc.	230	10,561
Alteogen, Inc.(1)	216	29,121
Amorepacific Corp.	893	125,439
AMOREPACIFIC Group	1,483	41,076
Ananti, Inc.(1)	12,188	52,927
Aprogen Biologics(1)	138	119
Aprogen, Inc.(1)	145	125
Asiana Airlines, Inc.(1)	7,507	59,243
BGF Co. Ltd.	616	1,595
BGF retail Co. Ltd.	779	65,645
BH Co. Ltd.	3,372	64,742
Binggrae Co. Ltd.	616	37,990
BNK Financial Group, Inc.	40,900	250,512
Boditech Med, Inc.	953	12,148
Boryung	2,557	19,020
Bukwang Pharmaceutical Co. Ltd.(1)	513	2,125
Byucksan Corp.	2,612	3,842
Caregen Co. Ltd.	845	13,130
Cellid Co. Ltd.(1)	65	134
Celltrion Pharm, Inc.(1)	277	17,926
Celltrion, Inc.	3,407	434,908
Cheil Worldwide, Inc.	9,040	122,232
Chong Kun Dang Pharmaceutical Corp.	1,341	101,551
Chongkundang Holdings Corp.	42	1,717
Chunbo Co. Ltd.(1)	75	3,997
CJ CGV Co. Ltd.(1)	13,370	55,050
CJ CheilJedang Corp.	437	110,662
CJ Corp.	1,535	153,775
CJ ENM Co. Ltd.(1)	2,049	132,476
CJ Logistics Corp.	966	72,506
Classys, Inc.	1,624	58,094
CMG Pharmaceutical Co. Ltd.(1)	803	1,199
Com2uSCorp	114	3,324

Cosmax, Inc.	1,340	165,102
CosmoAM&T Co. Ltd.(1)	266	30,071
COSON Co. Ltd.(1)	179	11
Coway Co. Ltd.	6,177	252,961
COWELL FASHION Co. Ltd.	549	1,128
CrystalGenomics Invites Co. Ltd.(1)	1,166	2,055
CS Wind Corp.	558	21,392
Cuckoo Homesys Co. Ltd.	704	10,717
Daea TI Co. Ltd.(1)	824	1,836
Daeduck Electronics Co. Ltd.	4,805	80,982
Daesang Corp.	4,521	77,060
Daewon Pharmaceutical Co. Ltd.	395	4,151
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	69,068
Daewoong Co. Ltd.	2,806	33,205
Daewoong Pharmaceutical Co. Ltd.	323	24,994
Daishin Securities Co. Ltd.	4,161	45,427
Daol Investment & Securities Co. Ltd.	5,885	14,352
Daou Data Corp.	2,016	16,846
Daou Technology, Inc.	4,238	60,492
Dawonsys Co. Ltd.(1)	62	526
DB Financial Investment Co. Ltd.	1,678	5,008
DB HiTek Co. Ltd.	5,137	151,283
DB Insurance Co. Ltd.	5,455	408,838
Dentium Co. Ltd.	478	38,918
DGB Financial Group, Inc.	25,554	152,375
DI Dong Il Corp.	1,361	24,685
DIO Corp.(1)	562	7,902
DL E&C Co. Ltd.	5,052	124,415
DL Holdings Co. Ltd.	1,379	55,386
DN Automotive Corp.	401	23,128
Dong-A Socio Holdings Co. Ltd.	122	8,907
Dong-A ST Co. Ltd.	231	10,131
Dongjin Semichem Co. Ltd.	4,044	123,153
DongKook Pharmaceutical Co. Ltd.	415	5,783
Dongkuk CM Co. Ltd.	3,531	17,713
Dongkuk Holdings Co. Ltd.	1,881	11,108
Dongkuk Steel Mill Co. Ltd.	5,859	44,422
Dongsuh Cos., Inc.	1,309	17,756
Dongwha Enterprise Co. Ltd.(1)	1,985	24,261
Dongwha Pharm Co. Ltd.	1,215	7,263
Dongwon Development Co. Ltd.	641	1,280
Dongwon F&B Co. Ltd.	465	13,378
Dongwon Industries Co. Ltd.	950	23,976
Dongwon Systems Corp.	217	6,951
Doosan Bobcat, Inc.	5,801	242,572
Doosan Enerbility Co. Ltd.(1)	22,167	334,266
Doosan Tesna, Inc.	1,960	61,602
DoubleUGames Co. Ltd.	1,011	32,339
Douzone Bizon Co. Ltd.	1,500	66,827
Dreamtech Co. Ltd.	2,473	16,171
Duk San Neolux Co. Ltd.(1)	569	18,666
Echo Marketing, Inc.	366	3,620
Ecopro BM Co. Ltd.(1)	780	108,925
Ecopro Co. Ltd.(1)	1,620	111,272
Ecopro HN Co. Ltd.	1,395	65,902

E-MART, Inc.	2,513	111,612
EMRO, Inc.(1)	847	46,348
ENF Technology Co. Ltd.	240	5,255
Eo Technics Co. Ltd.	446	63,556
Eoflow Co. Ltd.(1)	486	4,342
Eugene Corp.	3,001	7,427
Eugene Investment & Securities Co. Ltd.	4,439	13,284
Eugene Technology Co. Ltd.	502	18,501
F&F Co. Ltd.	1,236	59,969
F&F Holdings Co. Ltd.	27	305
Fila Holdings Corp.	3,645	103,977
Fine Semitech Corp.	363	9,114
Foosung Co. Ltd.(1)	2,054	11,211
GemVax & Kael Co. Ltd.(1)	680	5,406
Genexine, Inc.(1)	105	540
Giantstep, Inc.(1)	170	1,061
GOLFZON Co. Ltd.	448	23,642
Gradiant Corp.	604	6,543
Grand Korea Leisure Co. Ltd.	2,462	24,009
Green Cross Corp.	210	17,475
Green Cross Holdings Corp.	435	4,392
GS Engineering & Construction Corp.(1)	8,447	91,619
GS Holdings Corp.	6,733	212,571
GS Retail Co. Ltd.	6,341	91,072
HAESUNG DS Co. Ltd.	1,458	48,805
Hana Financial Group, Inc.	25,172	1,124,071
Hana Materials, Inc.	919	33,377
Hana Micron, Inc.	5,772	88,723
Hana Tour Service, Inc.	2,000	82,784
Hanall Biopharma Co. Ltd.(1)	410	9,374
Handsome Co. Ltd.	2,251	29,185
Hanil Cement Co. Ltd.	730	7,328
Hanjin Kal Corp.	187	8,632
Hanjin Transportation Co. Ltd.	337	4,709
Hankook Shell Oil Co. Ltd.	40	8,520
Hankook Tire & Technology Co. Ltd.	8,185	259,357
Hanmi Pharm Co. Ltd.	392	80,396
Hanmi Semiconductor Co. Ltd.	4,018	472,945
Hanon Systems	20,129	72,940
Hansae Co. Ltd.	3,078	52,786
Hansol Chemical Co. Ltd.	375	51,519
Hansol Paper Co. Ltd.	1,067	8,501
Hansol Technics Co. Ltd.	1,045	4,348
Hanssem Co. Ltd.	837	35,250
Hanwha Aerospace Co. Ltd.	4,407	657,276
Hanwha Corp.	3,440	67,546
Hanwha Corp., Preference Shares	729	7,882
Hanwha Engine(1)	7,012	63,536
Hanwha Galleria Corp.(1)	4,395	4,203
Hanwha General Insurance Co. Ltd.	2,607	9,139
Hanwha Investment & Securities Co. Ltd.(1)	17,784	41,885
Hanwha Life Insurance Co. Ltd.	50,857	103,343
Hanwha Ocean Co. Ltd.(1)	1,566	33,693
Hanwha Solutions Corp.	7,663	175,930
Hanwha Systems Co. Ltd.	2,295	29,056

Harim Holdings Co. Ltd.	7,758	34,822
HD Hyundai Co. Ltd.	6,768	337,288
HD Hyundai Construction Equipment Co. Ltd.	1,275	52,725
HD Hyundai Electric Co. Ltd.	2,536	550,832
HD Hyundai Heavy Industries Co. Ltd.(1)	1,149	107,244
HD Hyundai Infracore Co. Ltd.(1)	9,544	57,543
HD HYUNDAI MIPO(1)	876	45,930
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,976	281,180
HDC Holdings Co. Ltd.	1,750	10,067
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	106,653
Hite Jinro Co. Ltd.	3,502	50,962
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	6,007
HK inno N Corp.	227	6,339
HL Holdings Corp.	590	14,628
HL Mando Co. Ltd.	4,524	142,410
HLB Global Co. Ltd.(1)	807	2,795
HLB, Inc.(1)	1,636	72,587
HMM Co. Ltd.	25,856	337,944
Hotel Shilla Co. Ltd.	1,180	48,737
HPSP Co. Ltd.	3,911	121,116
HS Industries Co. Ltd.	1,315	4,028
Hugel, Inc.(1)	170	23,484
Humasis Co. Ltd.(1)	24,352	31,746
Humax Co. Ltd.(1)	1,601	2,610
Humedix Co. Ltd.	254	6,554
Huons Co. Ltd.	129	2,912
Huons Global Co. Ltd.	141	2,290
Hwa Shin Co. Ltd.	3,147	23,844
Hwaseung Enterprise Co. Ltd.	315	2,132
HYBE Co. Ltd.	599	86,916
Hyosung Advanced Materials Corp.	425	114,111
Hyosung Chemical Corp.(1)	216	10,026
Hyosung Corp.	821	35,552
Hyosung Heavy Industries Corp.	708	226,364
Hyosung TNC Corp.	448	130,742
Hyundai Autoever Corp.	426	45,663
HYUNDAI Corp.	337	4,865
Hyundai Department Store Co. Ltd.	2,123	76,399
Hyundai Elevator Co. Ltd.	1,982	57,678
Hyundai Engineering & Construction Co. Ltd.	6,782	162,739
Hyundai Futurenet Co. Ltd.	2,521	7,135
Hyundai GF Holdings	8,292	27,484
Hyundai Glovis Co. Ltd.	1,796	233,758
Hyundai Home Shopping Network Corp.	644	24,405
Hyundai Marine & Fire Insurance Co. Ltd.	8,078	191,558
Hyundai Mobis Co. Ltd.	3,120	486,454
Hyundai Motor Co.	8,448	1,550,240
Hyundai Rotem Co. Ltd.	8,893	231,621
Hyundai Steel Co.	8,959	192,417
Hyundai Wia Corp.	2,605	105,081
ICD Co. Ltd.(1)	2,133	14,579
Iljin Diamond Co. Ltd.	93	1,144
Ilyang Pharmaceutical Co. Ltd.	2,125	20,191
iMarketKorea, Inc.	2,108	13,251
Industrial Bank of Korea	33,570	334,128

Innocean Worldwide, Inc.	2,711	42,690
Innox Advanced Materials Co. Ltd.	1,573	37,763
Inscobee, Inc.(1)	756	592
Insun ENT Co. Ltd.(1)	1,650	8,347
Interflex Co. Ltd.(1)	276	3,138
INTOPS Co. Ltd.	2,663	45,355
iNtRON Biotechnology, Inc.	2,914	12,868
IS Dongseo Co. Ltd.	2,292	42,339
ISC Co. Ltd.	1,034	57,207
i-SENS, Inc.	544	6,937
ISU Specialty Chemical(1)	390	13,951
IsuPetasys Co. Ltd.	3,959	138,749
JB Financial Group Co. Ltd.	18,632	196,608
Jeil Pharmaceutical Co. Ltd.	24	276
Jeio Co. Ltd.(1)	1,337	21,819
Jeju Air Co. Ltd.(1)	4,281	33,536
Jin Air Co. Ltd.(1)	3,532	32,615
Jusung Engineering Co. Ltd.	6,544	155,702
JW Holdings Corp.	418	881
JW Pharmaceutical Corp.	2,496	51,860
JYP Entertainment Corp.	1,575	66,601
Kakao Corp.	6,164	194,220
Kakao Games Corp.(1)	699	10,839
KakaoBank Corp.	5,204	84,152
Kakaopay Corp.(1)	535	12,052
Kangwon Land, Inc.	4,323	46,629
KB Financial Group, Inc., ADR	23,380	1,345,285
KC Co. Ltd.	435	6,690
KC Tech Co. Ltd.	493	13,403
KCC Corp.	306	65,189
KCC Glass Corp.	1,172	34,233
KEPCO Engineering & Construction Co., Inc.	229	11,607
KEPCO Plant Service & Engineering Co. Ltd.	2,920	78,643
KG Dongbusteel	8,009	40,004
KG Eco Solution Co. Ltd.	2,450	13,947
Kginicis Co. Ltd.	1,731	14,013
KH FEELUX Co. Ltd.(1)	536	—
KH Vatec Co. Ltd.	1,906	20,373
Kia Corp.	17,210	1,468,981
KISCO Corp.	1,358	10,358
KIWOOM Securities Co. Ltd.	2,424	235,099
KMW Co. Ltd.(1)	276	3,073
Koentec Co. Ltd.	632	3,134
Koh Young Technology, Inc.	2,505	24,812
Kolmar BNH Co. Ltd.	169	1,938
Kolon Industries, Inc.	2,717	82,836
Komipharm International Co. Ltd.(1)	203	605
KONA I Co. Ltd.	716	8,663
Korea Aerospace Industries Ltd.	6,397	239,968
Korea Circuit Co. Ltd.(1)	1,642	18,280
Korea Electric Power Corp., ADR(1)	20,470	147,793
Korea Electric Terminal Co. Ltd.	1,028	51,686
Korea Gas Corp.(1)	430	9,292
Korea Investment Holdings Co. Ltd.	5,005	236,066
Korea Line Corp.(1)	28,143	50,730

Korea Petrochemical Ind Co. Ltd.	318	34,888
Korea Real Estate Investment & Trust Co. Ltd.	3,951	2,888
Korea United Pharm, Inc.	247	4,262
Korea Zinc Co. Ltd.	300	114,499
Korean Air Lines Co. Ltd.	18,012	271,790
Korean Reinsurance Co.	23,377	136,815
Krafton, Inc.(1)	2,404	434,415
KT Skylife Co. Ltd.	1,686	6,546
Kum Yang Co. Ltd.(1)	2,158	131,373
Kumho Petrochemical Co. Ltd.	2,434	260,039
Kumho Tire Co., Inc.(1)	23,563	121,972
Kwang Dong Pharmaceutical Co. Ltd.	671	3,195
Kyobo Securities Co. Ltd.	138	495
Kyung Dong Navien Co. Ltd.	827	31,364
L&F Co. Ltd.(1)	434	49,338
LB Semicon, Inc.(1)	1,686	8,261
LEENO Industrial, Inc.	638	123,642
LF Corp.	3,890	42,372
LG Chem Ltd.	1,465	374,422
LG Corp.	3,818	224,650
LG Display Co. Ltd., ADR(1)	79,968	280,688
LG Electronics, Inc.	8,048	612,162
LG Energy Solution Ltd.(1)	651	156,809
LG H&H Co. Ltd.	319	96,497
LG HelloVision Co. Ltd.	1,238	2,754
LG Innotek Co. Ltd.	1,145	205,415
LG Uplus Corp.	25,359	177,097
LIG Nex1 Co. Ltd.	1,456	169,454
Lotte Chemical Corp.	1,486	121,791
Lotte Chilsung Beverage Co. Ltd.	716	66,809
Lotte Corp.	1,220	23,117
Lotte Energy Materials Corp.	319	11,093
LOTTE Fine Chemical Co. Ltd.	1,867	64,936
LOTTE Himart Co. Ltd.	116	783
Lotte Innovate	464	9,171
Lotte Rental Co. Ltd.	1,895	38,221
Lotte Shopping Co. Ltd.	1,215	58,067
Lotte Wellfood Co. Ltd.	428	44,511
LS Corp.	813	100,299
LS Electric Co. Ltd.	817	126,612
LVMC Holdings(1)	14,008	26,882
LX Hausys Ltd.	634	19,170
LX Holdings Corp.	3,787	18,865
LX International Corp.	5,626	127,777
LX Semicon Co. Ltd.	992	51,227
Maeil Dairies Co. Ltd.	252	7,753
Mcnex Co. Ltd.	2,204	35,556
MegaStudyEdu Co. Ltd.	1,482	64,648
Meritz Financial Group, Inc.	11,640	644,991
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	8,465
Mirae Asset Securities Co. Ltd.	26,938	140,813
Miwon Commercial Co. Ltd.	26	3,780
Myoung Shin Industrial Co. Ltd.	4,404	47,371
Namhae Chemical Corp.	960	4,861
Namsun Aluminum Co. Ltd.(1)	4,341	5,760

NAVER Corp.	3,089	382,415
NCSoft Corp.	712	98,318
Neowiz	1,144	16,853
NEPES Corp.(1)	2,001	24,990
Netmarble Corp.(1)	564	24,644
Nexen Tire Corp.	6,561	39,263
NEXTIN, Inc.	591	28,332
NH Investment & Securities Co. Ltd.	14,115	125,361
NHN Corp.	2,154	34,169
NHN KCP Corp.	1,223	8,682
NICE Holdings Co. Ltd.	1,626	12,776
NICE Information Service Co. Ltd.	1,931	15,401
NongShim Co. Ltd.	253	84,133
OCI Holdings Co. Ltd.	1,055	74,255
OptoElectronics Solutions Co. Ltd.	81	685
Orion Corp.	1,920	127,031
Orion Holdings Corp.	2,268	24,432
Ottogi Corp.	219	72,135
Pan Ocean Co. Ltd.	39,882	124,431
Paradise Co. Ltd.	5,924	61,406
Park Systems Corp.	544	71,363
Partron Co. Ltd.	7,816	43,396
Pearl Abyss Corp.(1)	642	19,286
PI Advanced Materials Co. Ltd.(1)	1,520	30,839
Pond Group Co. Ltd.(1)	316	1,285
Poongsan Corp.	3,199	142,831
Posco DX Co. Ltd.	5,814	149,587
POSCO Future M Co. Ltd.	507	92,674
POSCO Holdings, Inc., ADR	13,575	915,091
Posco International Corp.	6,485	203,152
PSK, Inc.	3,362	77,221
Pulmuone Co. Ltd.	627	6,758
S&S Tech Corp.	452	13,022
S-1 Corp.	2,115	97,111
Samchully Co. Ltd.	65	4,210
Samjin Pharmaceutical Co. Ltd.	249	3,448
Samsung Biologics Co. Ltd.(1)	357	188,334
Samsung C&T Corp.	2,826	276,578
Samsung Card Co. Ltd.	448	13,157
Samsung E&A Co. Ltd.(1)	17,452	295,584
Samsung Electro-Mechanics Co. Ltd.	3,411	383,117
Samsung Electronics Co. Ltd., GDR	5,731	7,765,227
Samsung Fire & Marine Insurance Co. Ltd.	3,145	793,971
Samsung Heavy Industries Co. Ltd.(1)	41,565	277,019
Samsung Life Insurance Co. Ltd.	6,365	388,915
Samsung Pharmaceutical Co. Ltd.(1)	723	851
Samsung SDI Co. Ltd.	1,541	421,023
Samsung SDS Co. Ltd.	1,383	153,427
Samsung Securities Co. Ltd.	9,903	259,212
Samwha Capacitor Co. Ltd.	200	6,337
Samyang Corp.	176	6,414
Samyang Foods Co. Ltd.	614	235,292
Samyang Holdings Corp.	195	9,835
Sangsangin Co. Ltd.(1)	4,184	9,613
SD Biosensor, Inc.(1)	3,414	24,823

SeAH Besteel Holdings Corp.	911	15,039
SeAH Steel Corp.	339	31,492
SeAH Steel Holdings Corp.	160	24,466
Sebang Global Battery Co. Ltd.	1,135	84,389
Seegene, Inc.	4,156	63,617
Seobu T&D	2,019	10,347
Seojin System Co. Ltd.(1)	1,030	24,477
Seoul Semiconductor Co. Ltd.	5,788	40,905
Seoul Viosys Co. Ltd.(1)	377	868
Seoyon E-Hwa Co. Ltd.	2,819	34,309
SFA Engineering Corp.	912	18,383
SFA Semicon Co. Ltd.(1)	2,124	8,338
Shin Poong Pharmaceutical Co. Ltd.(1)	78	714
Shinhan Financial Group Co. Ltd., ADR(2)	30,864	1,061,722
Shinsegae International, Inc.	1,719	21,739
Shinsegae, Inc.	952	112,369
Shinyoung Securities Co. Ltd.	132	6,951
SIMMTECH Co. Ltd.	3,875	94,649
SK Biopharmaceuticals Co. Ltd.(1)	1,017	62,952
SK Bioscience Co. Ltd.(1)	543	20,327
SK Chemicals Co. Ltd.	1,075	41,399
SK D&D Co. Ltd.	306	2,525
SK Discovery Co. Ltd.	345	11,019
SK Eternix Co. Ltd.(1)	458	8,700
SK Gas Ltd.	126	16,268
SK Hynix, Inc.	10,662	1,469,098
SK IE Technology Co. Ltd.(1)	232	7,274
SK Innovation Co. Ltd.(1)	2,552	185,505
SK Networks Co. Ltd.	27,148	99,393
SK Securities Co. Ltd.	31,975	13,192
SK, Inc.	3,032	387,262
SKC Co. Ltd.(1)	731	74,035
SL Corp.	2,309	61,314
SM Entertainment Co. Ltd.	586	38,878
SNT Dynamics Co. Ltd.	3,449	47,786
SNT Motiv Co. Ltd.	1,155	38,263
S-Oil Corp.	3,158	156,340
SOLUM Co. Ltd.(1)	1,989	35,586
Songwon Industrial Co. Ltd.	1,219	11,514
Soop Co. Ltd.	1,095	88,131
Soulbrain Co. Ltd.	444	106,235
Soulbrain Holdings Co. Ltd.	101	5,126
SPC Samlip Co. Ltd.	100	4,153
SPG Co. Ltd.	2,075	38,832
STIC Investments, Inc.	700	5,403
Studio Dragon Corp.(1)	1,251	40,775
Suheung Co. Ltd.	280	4,442
Sun Kwang Co. Ltd.	157	1,961
Sung Kwang Bend Co. Ltd.	2,419	18,720
Sungwoo Hitech Co. Ltd.	10,589	63,897
Taeyoung Engineering & Construction Co. Ltd.(1)	1,144	1,909
Taihan Electric Wire Co. Ltd.(1)	2,248	27,202
TES Co. Ltd.	1,403	22,568
TK Corp.	771	6,480
TKG Huchems Co. Ltd.	3,057	43,786

Tokai Carbon Korea Co. Ltd.	493	43,078
Tongyang Life Insurance Co. Ltd.	4,796	17,372
Toptec Co. Ltd.	247	1,413
TSE Co. Ltd.(1)	162	6,749
Tway Air Co. Ltd.(1)	19,450	39,276
TY Holdings Co. Ltd.(1)	1,322	3,496
Unid Co. Ltd.	981	78,365
Value Added Technology Co. Ltd.	1,055	20,340
Vieworks Co. Ltd.	344	7,023
Webzen, Inc.	493	5,822
Wemade Co. Ltd.(1)	1,676	51,994
WiSoL Co. Ltd.	935	5,514
Wonik Holdings Co. Ltd.(1)	908	2,336
WONIK IPS Co. Ltd.(1)	1,371	35,189
Wonik Materials Co. Ltd.	174	4,494
Wonik QnC Corp.	1,985	48,487
Woongjin Thinkbig Co. Ltd.(1)	2,317	3,688
Woori Financial Group, Inc.	60,662	622,229
Woori Technology Investment Co. Ltd.(1)	6,780	42,826
YG Entertainment, Inc.	1,265	40,013
Youngone Corp.	1,635	40,156
Youngone Holdings Co. Ltd.	1,095	68,972
Yuanta Securities Korea Co. Ltd.	8,160	16,144
Yuhan Corp.	1,214	60,650
Zinus, Inc.	346	3,904
		49,328,498
Taiwan — 20.2%
Abico Avy Co. Ltd.	6,020	7,361
Ability Enterprise Co. Ltd.	44,000	79,792
Accton Technology Corp.	5,000	78,292
Acer, Inc.(2)	205,000	336,291
ACES Electronic Co. Ltd.	7,514	11,748
Acter Group Corp. Ltd.	17,000	123,024
ADATA Technology Co. Ltd.	41,245	145,863
Advanced Analog Technology, Inc.	2,000	4,655
Advanced International Multitech Co. Ltd.	16,000	42,174
Advantech Co. Ltd.	6,708	73,442
AGV Products Corp.	14,000	5,258
Airmate Cayman International Co. Ltd.	1,113	557
Airtac International Group	2,046	64,738
Alcor Micro Corp.(1)(2)	4,000	20,714
Allied Circuit Co. Ltd.	2,000	9,166
Alltop Technology Co. Ltd.	3,500	26,415
Alpha Networks, Inc.	26,773	29,371
Altek Corp.	34,000	45,561
Ampire Co. Ltd.	2,000	2,490
AMPOC Far-East Co. Ltd.	2,000	5,642
AmTRAN Technology Co. Ltd.	140,104	89,859
Anji Technology Co. Ltd.	5,099	5,926
Anpec Electronics Corp.	11,000	71,360
Apacer Technology, Inc.	1,000	2,084
APAQ Technology Co. Ltd.	3,000	10,835
APCB, Inc.	2,000	1,327
Apex International Co. Ltd.	14,000	17,347
Arcadyan Technology Corp.	12,000	62,024

Ardentec Corp.	75,000	168,696
Argosy Research, Inc.	4,155	21,319
ASE Technology Holding Co. Ltd., ADR(2)	91,258	983,761
Asia Cement Corp.	201,000	258,012
Asia Optical Co., Inc.	29,000	59,814
Asia Polymer Corp.	74,353	42,868
Asia Vital Components Co. Ltd.	13,910	330,177
ASROCK, Inc.	2,000	14,491
Asustek Computer, Inc.	26,000	413,929
Aten International Co. Ltd.	2,000	5,136
Audix Corp.	1,000	2,264
AUO Corp.(1)	466,640	257,139
AURAS Technology Co. Ltd.	5,000	136,289
Avermedia Technologies	28,800	39,844
Bafang Yunji International Co. Ltd.	5,000	25,804
Bank of Kaohsiung Co. Ltd.	70,120	25,026
Basso Industry Corp.	17,000	22,805
BES Engineering Corp.	164,000	82,999
Bin Chuan Enterprise Co. Ltd.	2,000	1,515
Bizlink Holding, Inc.	14,000	120,224
Bora Pharmaceuticals Co. Ltd.	4,287	101,241
Brighton-Best International Taiwan, Inc.	31,000	35,094
C Sun Manufacturing Ltd.	7,354	31,889
Capital Futures Corp.	12,000	22,223
Capital Securities Corp.	136,000	99,124
Career Technology MFG. Co. Ltd.	55,023	37,025
Catcher Technology Co. Ltd.	60,000	416,883
Cathay Financial Holding Co. Ltd.	433,893	755,053
Cayman Engley Industrial Co. Ltd.	2,000	3,548
Central Reinsurance Co. Ltd.(1)	49,975	42,631
Chailease Holding Co. Ltd.	15,448	72,755
Chain Chon Industrial Co. Ltd.	41,000	21,335
ChainQui Construction Development Co. Ltd.(1)	2,200	1,608
Champion Building Materials Co. Ltd.(1)	22,500	7,693
Chang Hwa Commercial Bank Ltd.	424,266	238,845
Chang Wah Electromaterials, Inc.	4,000	6,552
Channel Well Technology Co. Ltd.	32,000	75,370
Charoen Pokphand Enterprise	16,000	53,828
CHC Healthcare Group	9,000	14,609
Chen Full International Co. Ltd.	4,000	5,173
Cheng Loong Corp.	71,000	64,130
Cheng Mei Materials Technology Corp.	40,789	19,170
Cheng Shin Rubber Industry Co. Ltd.	209,000	393,382
Cheng Uei Precision Industry Co. Ltd.	40,000	89,282
Chenming Electronic Technology Corp.(2)	42,000	118,187
Chia Chang Co. Ltd.	5,000	7,135
Chia Hsin Cement Corp.	2,040	1,198
Chicony Electronics Co. Ltd.	63,000	364,411
Chicony Power Technology Co. Ltd.(1)	4,000	19,187
Chien Kuo Construction Co. Ltd.	33,000	24,212
China Airlines Ltd.(2)	216,000	149,926
China Bills Finance Corp.	46,000	21,882
China Chemical & Pharmaceutical Co. Ltd.	29,000	19,761
China Development Financial Holding Corp.(1)	676,760	295,538
China Development Financial Holding Corp., Preference Shares(1)	80,081	18,627

China Electric Manufacturing Corp.	28,000	15,504
China General Plastics Corp.	26,805	14,714
China Man-Made Fiber Corp.(1)	82,000	20,764
China Metal Products	23,000	36,828
China Motor Corp.	29,000	118,576
China Petrochemical Development Corp.(1)	262,690	82,789
China Steel Chemical Corp.	8,000	27,842
China Steel Corp.	418,000	306,792
China Wire & Cable Co. Ltd.	22,000	30,557
Chinese Maritime Transport Ltd.	26,000	39,511
Ching Feng Home Fashions Co. Ltd.	1,025	764
Chin-Poon Industrial Co. Ltd.	44,000	60,499
Chipbond Technology Corp.(2)	88,000	185,199
ChipMOS Technologies, Inc.	76,000	103,980
Chlitina Holding Ltd.	4,120	21,319
Chong Hong Construction Co. Ltd.	2,000	7,504
Chroma ATE, Inc.	19,000	168,679
Chun Yuan Steel Industry Co. Ltd.	77,000	49,132
Chung Hwa Pulp Corp.	19,000	13,118
Chung-Hsin Electric & Machinery Manufacturing Corp.	73,000	371,693
Chunghwa Precision Test Tech Co. Ltd.	4,000	58,221
Chunghwa Telecom Co. Ltd., ADR	6,160	243,998
Cleanaway Co. Ltd.	11,000	65,245
Clevo Co.	25,000	47,727
CMC Magnetics Corp.(1)	163,280	65,534
Compal Electronics, Inc.	253,000	290,531
Compeq Manufacturing Co. Ltd.(1)	125,000	283,986
Concord International Securities Co. Ltd.	46,460	32,985
Concord Securities Co. Ltd.(1)	80,028	40,510
Concraft Holding Co. Ltd.(1)	1,663	1,043
Continental Holdings Corp.	56,000	60,268
Coremax Corp.	8,731	18,333
Coretronic Corp.	30,000	102,692
Cryomax Cooling System Corp.	11,000	22,092
CTBC Financial Holding Co. Ltd.	1,254,000	1,373,969
CTCI Corp.	80,000	119,214
CviLux Corp.	4,000	5,851
CyberTAN Technology, Inc.(1)	25,000	18,949
DA CIN Construction Co. Ltd.	20,000	33,108
Da-Li Development Co. Ltd.	15,750	29,694
Darfon Electronics Corp.	36,000	75,892
Darwin Precisions Corp.	23,000	11,355
Delta Electronics, Inc.	31,000	312,372
Depo Auto Parts Ind Co. Ltd.	15,000	105,890
Dimerco Express Corp.	18,102	55,227
DONPON PRECISION, Inc.	10,000	8,646
Dyaco International, Inc.(1)	1,000	975
Dynamic Holding Co. Ltd.	27,274	51,770
Dynapack International Technology Corp.	22,000	64,286
E Ink Holdings, Inc.	5,000	34,003
E.Sun Financial Holding Co. Ltd.	477,661	422,402
Eastech Holding Ltd.	12,000	44,094
Eastern Media International Corp.(1)	8,088	5,090
Eclat Textile Co. Ltd.	1,000	15,005
Elan Microelectronics Corp.	28,000	141,436

Elite Advanced Laser Corp.	8,000	22,008
Elite Material Co. Ltd.	6,000	76,044
Elite Semiconductor Microelectronics Technology, Inc.	18,000	51,662
Elitegroup Computer Systems Co. Ltd.(1)	35,000	37,193
eMemory Technology, Inc.	2,000	136,247
Emerging Display Technologies Corp.	25,000	25,344
Ennostar, Inc.(1)	83,325	117,911
Eson Precision Ind Co. Ltd.	18,000	33,110
Eternal Materials Co. Ltd.	64,100	61,688
Eva Airways Corp.	250,000	277,063
Evergreen International Storage & Transport Corp.	36,000	37,316
Evergreen Marine Corp. Taiwan Ltd.(2)	98,800	642,727
EVERGREEN Steel Corp.	23,000	101,053
Everlight Chemical Industrial Corp.	26,000	15,337
Everlight Electronics Co. Ltd.	54,000	120,433
Evertop Wire Cable Corp.(1)	43,000	31,428
Excellence Opto, Inc.	2,000	1,905
Excelliance Mos Corp.	2,000	6,997
Excelsior Medical Co. Ltd.	21,630	59,602
EZconn Corp.	6,000	33,644
Far Eastern Department Stores Ltd.	91,000	89,008
Far Eastern International Bank	280,497	136,636
Far Eastern New Century Corp.	278,000	290,266
Far EasTone Telecommunications Co. Ltd.	114,674	295,821
Faraday Technology Corp.	14,540	134,425
Farglory Land Development Co. Ltd.	27,000	73,890
Feedback Technology Corp.	3,000	11,808
Feng Hsin Steel Co. Ltd.	12,000	27,163
Feng TAY Enterprise Co. Ltd.	20,344	97,451
Firich Enterprises Co. Ltd.	9,918	9,324
First Financial Holding Co. Ltd.	290,892	247,451
First Insurance Co. Ltd.	25,000	19,478
First Steamship Co. Ltd.(1)	79,350	20,744
FIT Holding Co. Ltd.	9,000	13,402
Fitipower Integrated Technology, Inc.	10,693	83,983
Fittech Co. Ltd.	5,000	11,142
FLEXium Interconnect, Inc.	48,000	129,668
Flytech Technology Co. Ltd.	11,000	32,680
FocalTech Systems Co. Ltd.	4,900	13,561
Forest Water Environment Engineering Co. Ltd.(1)	16,000	19,777
Formosa Advanced Technologies Co. Ltd.	5,000	5,968
Formosa Chemicals & Fibre Corp.	71,000	116,180
Formosa International Hotels Corp.	4,000	27,410
Formosa Laboratories, Inc.	4,000	11,598
Formosa Petrochemical Corp.	10,000	20,861
Formosa Plastics Corp.	106,000	213,898
Formosa Sumco Technology Corp.(2)	2,000	10,512
Formosa Taffeta Co. Ltd.	87,000	61,814
Formosan Rubber Group, Inc.	11,700	9,503
Formosan Union Chemical	54,000	34,440
Founding Construction & Development Co. Ltd.	26,000	19,442
Foxconn Technology Co. Ltd.	68,000	154,135
Foxsemicon Integrated Technology, Inc.	11,000	100,472
Franbo Lines Corp.(1)(2)	12,966	9,449
Froch Enterprise Co. Ltd.	33,000	18,843

FSP Technology, Inc.	22,000	42,481
Fu Hua Innovation Co. Ltd.	35,449	36,953
Fubon Financial Holding Co. Ltd.	289,686	658,384
Fulgent Sun International Holding Co. Ltd.	10,042	39,880
Full Wang International Development Co. Ltd.(1)	1,479	1,823
Fulltech Fiber Glass Corp.	14,707	11,750
Fusheng Precision Co. Ltd.	10,000	89,872
G Shank Enterprise Co. Ltd.	9,530	27,428
Gallant Precision Machining Co. Ltd.	7,000	12,404
Gamania Digital Entertainment Co. Ltd.	27,000	70,294
GEM Services, Inc.	3,000	6,216
Gemtek Technology Corp.	45,000	51,682
General Interface Solution Holding Ltd.(1)	40,000	82,166
Genius Electronic Optical Co. Ltd.	11,000	180,722
Getac Holdings Corp.	43,000	151,937
Giant Manufacturing Co. Ltd.	6,217	41,809
Gigabyte Technology Co. Ltd.(2)	27,000	266,874
Global Brands Manufacture Ltd.	49,200	113,226
Global Lighting Technologies, Inc.	5,000	9,591
Global Mixed Mode Technology, Inc.	8,000	75,591
Global PMX Co. Ltd.	4,000	14,227
Global Unichip Corp.	3,000	135,901
Globalwafers Co. Ltd.	10,000	163,150
Globe Union Industrial Corp.(1)	2,000	1,173
GMI Technology, Inc.	41,000	85,280
Gold Circuit Electronics Ltd.(1)	24,100	148,965
Goldsun Building Materials Co. Ltd.	109,990	158,511
Gordon Auto Body Parts	33,000	38,513
Gourmet Master Co. Ltd.	14,000	39,295
Grand Fortune Securities Co. Ltd.(1)	54,269	25,536
Grand Pacific Petrochemical	134,857	60,413
Grand Process Technology Corp.	3,000	102,549
Grape King Bio Ltd.	11,000	54,532
Great Tree Pharmacy Co. Ltd.	4,003	33,649
Great Wall Enterprise Co. Ltd.	59,304	105,063
Greatek Electronics, Inc.	33,000	64,453
GTM Holdings Corp.	2,000	2,234
Hai Kwang Enterprise Corp.(1)	12,600	8,177
Hannstar Board Corp.(2)	40,301	73,869
HannStar Display Corp.(1)	252,000	79,273
HannsTouch Holdings Co.(1)	53,000	14,080
Hanpin Electron Co. Ltd.	15,000	22,079
Harmony Electronics Corp.	5,000	5,618
Harvatek Corp.	11,000	8,396
Heran Co. Ltd.	2,000	6,883
Highwealth Construction Corp.	48,331	68,393
Hi-Lai Foods Co. Ltd.	4,000	20,594
HIM International Music, Inc.(2)	8,000	25,938
Hiroca Holdings Ltd.	4,000	4,257
Hitron Technology, Inc.(2)	45,000	45,049
Hiwin Technologies Corp.	18,675	128,840
Ho Tung Chemical Corp.	81,000	24,756
Hocheng Corp.	66,140	39,418
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	10,731
Holy Stone Enterprise Co. Ltd.	10,500	32,141

Hon Hai Precision Industry Co. Ltd.	400,000	2,130,198
Hong Pu Real Estate Development Co. Ltd.	2,000	2,173
Hong TAI Electric Industrial	19,000	22,517
Hong YI Fiber Industry Co.	2,000	1,043
Horizon Securities Co. Ltd.	19,080	7,437
Hota Industrial Manufacturing Co. Ltd.	2,147	3,944
Hotai Finance Co. Ltd.	19,800	67,034
Hotai Motor Co. Ltd.	8,180	155,475
Hsin Ba Ba Corp.	10,000	27,910
Hsing TA Cement Co.	2,000	1,205
HTC Corp.(1)	9,000	12,168
Hu Lane Associate, Inc.	6,000	30,485
Hua Nan Financial Holdings Co. Ltd.	436,572	337,803
Huaku Development Co. Ltd.(1)	28,000	136,696
Huang Hsiang Construction Corp.	14,000	25,914
Hung Ching Development & Construction Co. Ltd.	2,000	3,127
Hung Sheng Construction Ltd.	49,920	41,571
Hwang Chang General Contractor Co. Ltd.	29,640	45,501
IBF Financial Holdings Co. Ltd.(1)	303,256	141,011
Ichia Technologies, Inc.(2)	34,000	36,591
I-Chiun Precision Industry Co. Ltd.(2)	38,000	112,835
IEI Integration Corp.	19,000	50,831
Infortrend Technology, Inc.	23,000	20,325
Innodisk Corp.	12,239	124,989
Innolux Corp.	691,505	298,440
Inpaq Technology Co. Ltd.	17,853	46,293
Integrated Service Technology, Inc.	14,000	54,131
International CSRC Investment Holdings Co.	89,000	49,533
International Games System Co. Ltd.	12,000	375,846
Inventec Corp.	123,000	204,825
Iron Force Industrial Co. Ltd.	8,000	29,024
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,727
ITE Technology, Inc.	18,000	97,762
ITEQ Corp.	26,000	89,042
Jarllytec Co. Ltd.	9,000	53,661
Jean Co. Ltd.	24,000	24,517
Jess-Link Products Co. Ltd.	10,000	47,758
Jih Lin Technology Co. Ltd.	2,000	4,264
Jinan Acetate Chemical Co. Ltd.(2)	6,452	165,608
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	7,220
K Laser Technology, Inc.	2,000	1,560
Kaimei Electronic Corp.	20,400	44,336
KEE TAI Properties Co. Ltd.	42,000	25,497
Kenda Rubber Industrial Co. Ltd.	17,892	19,244
Kerry TJ Logistics Co. Ltd.	23,000	31,315
Keystone Microtech Corp.	3,000	28,272
Kindom Development Co. Ltd.	60,400	107,448
King Polytechnic Engineering Co. Ltd.	22,660	41,377
King Yuan Electronics Co. Ltd.	143,000	391,598
King's Town Bank Co. Ltd.	77,000	142,828
Kinik Co.	12,000	104,520
Kinpo Electronics	53,000	27,513
Kinsus Interconnect Technology Corp.	17,000	49,852
KMC Kuei Meng International, Inc.	2,000	8,797
KNH Enterprise Co. Ltd.	4,000	2,794

KS Terminals, Inc.	8,000	19,908
Kung Long Batteries Industrial Co. Ltd.	2,000	9,119
Kung Sing Engineering Corp.(1)(2)	71,400	29,172
Kuo Toong International Co. Ltd.	48,000	121,535
L&K Engineering Co. Ltd.(2)	37,918	254,437
LandMark Optoelectronics Corp.	6,000	25,007
Lanner Electronics, Inc.	31,180	90,426
Largan Precision Co. Ltd.	4,000	282,507
Leadtek Research, Inc.(1)	1,400	5,359
Lealea Enterprise Co. Ltd.(1)	23,920	7,385
Lelon Electronics Corp.	12,000	28,707
Li Peng Enterprise Co. Ltd.(1)	34,000	10,278
Lian HWA Food Corp.	5,372	16,579
Lien Hwa Industrial Holdings Corp.	1,432	3,002
Lingsen Precision Industries Ltd.	32,000	24,312
Lion Travel Service Co. Ltd.(1)	12,000	57,864
Lite-On Technology Corp.	55,000	183,985
Long Da Construction & Development Corp.	2,000	2,702
Longchen Paper & Packaging Co. Ltd.	70,591	31,536
Longwell Co.	19,000	46,965
Lotes Co. Ltd.	4,142	206,739
Lucky Cement Corp.	9,000	4,714
Lung Yen Life Service Corp.(1)	23,000	33,803
Macauto Industrial Co. Ltd.	2,000	4,369
Macroblock, Inc.	3,000	8,701
Macronix International Co. Ltd.	75,000	63,126
Makalot Industrial Co. Ltd.	16,000	190,693
Marketech International Corp.	13,000	62,129
Materials Analysis Technology, Inc.	8,414	72,291
MediaTek, Inc.	32,000	1,225,410
Mega Financial Holding Co. Ltd.	335,192	404,922
Meiloon Industrial Co.	1,600	1,105
Mercuries & Associates Holding Ltd.(1)	10,504	5,977
Mercuries Life Insurance Co. Ltd.(1)	217,506	51,048
Merry Electronics Co. Ltd.	24,000	92,287
Micro-Star International Co. Ltd.	42,000	249,487
MIN AIK Technology Co. Ltd.	12,000	12,423
Mitac Holdings Corp.(2)	81,840	120,750
Mobiletron Electronics Co. Ltd.(1)	1,000	1,498
momo.com, Inc.	1,716	23,304
MOSA Industrial Corp.	37,656	28,250
MPI Corp.	12,000	178,465
MSSCORPS Co. Ltd.	6,000	24,166
My Humble House Hospitality Management Consulting(1)	13,000	25,603
Nak Sealing Technologies Corp.	6,000	23,744
Namchow Holdings Co. Ltd.	27,000	49,187
Nan Pao Resins Chemical Co. Ltd.	1,000	10,450
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	745
Nan Ya Plastics Corp.	160,000	263,459
Nan Ya Printed Circuit Board Corp.(2)	19,000	115,158
Nantex Industry Co. Ltd.	29,000	31,200
Nanya Technology Corp.	77,000	154,023
Nichidenbo Corp.	22,000	46,363
Nidec Chaun-Choung Technology Corp.	5,000	52,755
Nien Made Enterprise Co. Ltd.	15,000	162,797

Niko Semiconductor Co. Ltd.	4,640	7,812
Nishoku Technology, Inc.	2,000	8,973
Novatek Microelectronics Corp.	59,000	1,087,690
Nuvoton Technology Corp.	14,000	55,577
O-Bank Co. Ltd.	102,000	33,115
Ocean Plastics Co. Ltd.(1)	9,000	10,752
Orient Semiconductor Electronics Ltd.(2)	89,000	170,589
Oriental Union Chemical Corp.	36,000	19,262
O-TA Precision Industry Co. Ltd.(1)(2)	10,000	28,574
Pacific Hospital Supply Co. Ltd.	3,000	8,500
PADAUK Technology Co. Ltd.	2,662	10,299
Pan Jit International, Inc.	16,000	29,253
Pan-International Industrial Corp.	21,000	25,359
Parade Technologies Ltd.	1,000	23,922
Pegatron Corp.	96,000	315,049
Pegavision Corp.	2,171	31,765
Phison Electronics Corp.	12,000	221,416
Phoenix Silicon International Corp.	22,449	43,602
Pixart Imaging, Inc.	17,000	86,152
Plotech Co. Ltd.(1)	1,800	938
Pou Chen Corp.	262,000	303,813
Power Wind Health Industry, Inc.	1,050	3,956
Powerchip Semiconductor Manufacturing Corp.(1)(2)	158,000	121,988
Powertech Technology, Inc.	88,000	485,853
Powertip Technology Corp.	14,000	7,086
Poya International Co. Ltd.	3,090	48,453
President Chain Store Corp.	16,000	133,500
President Securities Corp.	59,451	49,293
Primax Electronics Ltd.	50,000	156,387
Prince Housing & Development Corp.	60,000	22,528
Promate Electronic Co. Ltd.	9,000	25,459
Prosperity Dielectrics Co. Ltd.	3,000	4,577
P-Two Industries, Inc.	5,000	4,773
Qisda Corp.	59,000	72,495
Qualipoly Chemical Corp.	4,000	5,216
Quang Viet Enterprise Co. Ltd.	1,000	3,632
Quanta Computer, Inc.	96,000	815,653
Quanta Storage, Inc.	37,000	143,571
Radiant Opto-Electronics Corp.(2)	68,000	414,767
Radium Life Tech Co. Ltd.(1)	21,000	7,011
Raydium Semiconductor Corp.	10,000	127,966
Realtek Semiconductor Corp.	16,000	270,142
Rechi Precision Co. Ltd.	62,000	55,474
Rexon Industrial Corp. Ltd.(1)	24,000	34,214
Rich Development Co. Ltd.(1)	110,000	43,007
RiTdisplay Corp.	4,738	5,338
Ritek Corp.(1)	16,000	4,806
Roo Hsing Co. Ltd.(1)	3,000	294
Ruentex Development Co. Ltd.	65,880	90,925
Ruentex Engineering & Construction Co.	5,480	31,160
Ruentex Industries Ltd.	71,235	150,465
Ruentex Materials Co. Ltd.	1,000	902
Run Long Construction Co. Ltd.	23,000	76,130
Sampo Corp.	9,000	8,035
San Fang Chemical Industry Co. Ltd.	20,000	20,061

San Far Property Ltd.	2,316	3,227
San Shing Fastech Corp.	3,000	5,282
Sanyang Motor Co. Ltd.	62,000	145,426
Scientech Corp.	5,000	52,687
SDI Corp.	1,000	4,051
Sensortek Technology Corp.	1,000	10,370
Sesoda Corp.	17,000	17,215
Shanghai Commercial & Savings Bank Ltd.(2)	232,001	330,307
Shan-Loong Transportation Co. Ltd.	2,000	1,587
Sheng Yu Steel Co. Ltd.	2,000	1,731
ShenMao Technology, Inc.	16,000	36,724
Shih Her Technologies, Inc.	6,000	18,560
Shih Wei Navigation Co. Ltd.	16,457	11,778
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	4,690
Shin Kong Financial Holding Co. Ltd.(1)(2)	859,852	251,177
Shin Zu Shing Co. Ltd.	22,123	135,616
Shining Building Business Co. Ltd.(1)	22,000	7,792
Shinkong Insurance Co. Ltd.	29,000	85,153
Shinkong Synthetic Fibers Corp.	67,000	34,969
Shiny Chemical Industrial Co. Ltd.	13,777	70,637
ShunSin Technology Holding Ltd.	2,000	11,574
Shuttle, Inc.	27,000	17,473
Sigurd Microelectronics Corp.	65,000	158,746
Silergy Corp.	4,000	58,578
Silicon Integrated Systems Corp.(2)	47,960	85,096
Simplo Technology Co. Ltd.	23,000	293,237
Sincere Navigation Corp.	30,000	30,338
Singatron Enterprise Co. Ltd.	8,000	9,276
Sino-American Silicon Products, Inc.	24,000	154,917
Sinon Corp.	60,000	76,586
SinoPac Financial Holdings Co. Ltd.	894,629	638,058
Sinyi Realty, Inc.	6,000	6,208
Sirtec International Co. Ltd.	1,000	1,219
Sitronix Technology Corp.	16,000	128,758
Siward Crystal Technology Co. Ltd.	26,000	26,152
Soft-World International Corp.	13,000	57,647
Solar Applied Materials Technology Corp.	32,547	50,079
Solomon Technology Corp.	9,000	49,038
Solteam, Inc.	5,332	8,819
Sonix Technology Co. Ltd.	12,000	19,900
Sporton International, Inc.(2)	7,402	55,887
Sports Gear Co. Ltd.	9,000	26,359
St. Shine Optical Co. Ltd.	5,000	28,289
Standard Foods Corp.	20,000	25,898
Stark Technology, Inc.	10,000	39,145
Sunjuice Holdings Co. Ltd.	1,000	6,541
Sunny Friend Environmental Technology Co. Ltd.	2,248	6,684
Sunonwealth Electric Machine Industry Co. Ltd.(2)	26,000	95,407
Sunrex Technology Corp.	5,000	9,474
Sunspring Metal Corp.	24,000	21,871
Supreme Electronics Co. Ltd.	81,680	208,079
Swancor Holding Co. Ltd.	8,000	31,703
Sweeten Real Estate Development Co. Ltd.	2,289	2,583
Symtek Automation Asia Co. Ltd.	8,323	30,153
Syncmold Enterprise Corp.	6,000	20,374

Synnex Technology International Corp.	35,000	91,234
Systex Corp.	4,000	14,938
T3EX Global Holdings Corp.	18,121	62,378
TA Chen Stainless Pipe	194,369	230,597
Tah Hsin Industrial Corp.	2,145	4,781
TA-I Technology Co. Ltd.	3,000	5,015
Tai Tung Communication Co. Ltd.(1)	12,000	8,521
Taichung Commercial Bank Co. Ltd.	336,068	194,225
TaiDoc Technology Corp.	9,000	45,345
Taiflex Scientific Co. Ltd.	4,000	6,465
Taimide Tech, Inc.	10,000	13,096
Tainan Spinning Co. Ltd.	33,000	18,702
Tai-Saw Technology Co. Ltd.	20,000	18,153
Taishin Financial Holding Co. Ltd.	931,013	529,327
Taisun Enterprise Co. Ltd.	2,000	1,460
Taita Chemical Co. Ltd.	9,343	4,587
TAI-TECH Advanced Electronics Co. Ltd.	7,000	28,103
Taitien Electronics Co. Ltd.	5,000	5,020
Taiwan Business Bank	655,786	342,853
Taiwan Cement Corp.	106,858	109,104
Taiwan Cooperative Financial Holding Co. Ltd.	258,700	204,310
Taiwan FamilyMart Co. Ltd.	1,000	5,832
Taiwan Fertilizer Co. Ltd.	72,000	142,001
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,734
Taiwan FU Hsing Industrial Co. Ltd.	33,000	57,676
Taiwan Glass Industry Corp.(1)	103,000	57,793
Taiwan High Speed Rail Corp.	90,000	83,434
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	166,222
Taiwan Land Development Corp.(1)	21,000	6
Taiwan Mobile Co. Ltd.	48,000	156,641
Taiwan Navigation Co. Ltd.	37,000	42,868
Taiwan Paiho Ltd.	40,000	78,399
Taiwan PCB Techvest Co. Ltd.	38,000	45,977
Taiwan Sakura Corp.	4,000	10,700
Taiwan Secom Co. Ltd.	7,000	26,771
Taiwan Semiconductor Co. Ltd.	15,000	36,379
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,286	17,865,917
Taiwan Shin Kong Security Co. Ltd.	1,010	1,322
Taiwan Styrene Monomer	2,000	832
Taiwan Surface Mounting Technology Corp.	41,000	144,390
Taiwan TEA Corp.(1)	29,000	19,101
Taiwan Union Technology Corp.(2)	37,000	191,212
Taiyen Biotech Co. Ltd.	6,000	6,290
Tatung Co. Ltd.(1)	114,000	191,537
Te Chang Construction Co. Ltd.	1,000	2,181
Team Group, Inc.(2)	10,000	37,122
Teco Electric & Machinery Co. Ltd.(2)	121,000	210,835
Tera Autotech Corp.	1,081	1,004
Test Research, Inc.	23,000	122,743
Test Rite International Co. Ltd.	2,000	1,303
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,249
Thinking Electronic Industrial Co. Ltd.	9,000	47,380
Thye Ming Industrial Co. Ltd.	25,800	63,988
Ton Yi Industrial Corp.	112,000	51,421
Tong Hsing Electronic Industries Ltd.	19,890	93,696

Tong Yang Industry Co. Ltd.	59,000	205,527
Tong-Tai Machine & Tool Co. Ltd.	41,000	29,187
Top Union Electronics Corp.	10,558	11,732
Topkey Corp.	13,000	81,447
Topoint Technology Co. Ltd.	7,000	6,719
TPK Holding Co. Ltd.	42,000	49,951
Transcend Information, Inc.	17,000	61,864
Tripod Technology Corp.	51,000	335,924
Trusval Technology Co. Ltd.	4,000	23,002
Tsann Kuen Enterprise Co. Ltd.	8,419	9,467
TSRC Corp.	80,000	59,356
Ttet Union Corp.	2,000	8,958
TTFB Co. Ltd.	3,000	21,453
TTY Biopharm Co. Ltd.	10,000	23,967
Tung Ho Steel Enterprise Corp.	64,770	138,187
Tung Thih Electronic Co. Ltd.	9,000	31,907
TXC Corp.	36,000	125,963
TYC Brother Industrial Co. Ltd.	31,000	61,276
Tyntek Corp.(1)	3,000	1,724
U-Ming Marine Transport Corp.	63,000	114,515
Unic Technology Corp.	25,000	19,692
Unimicron Technology Corp.	63,000	358,098
Union Bank of Taiwan	213,206	102,812
Union Insurance Co. Ltd.(1)	16,100	16,528
Uni-President Enterprises Corp.	269,000	665,055
Unitech Printed Circuit Board Corp.(2)	115,000	130,683
United Integrated Services Co. Ltd.	27,000	305,629
United Microelectronics Corp.(2)	774,000	1,317,676
United Renewable Energy Co. Ltd.	76,285	28,666
Univacco Technology, Inc.	2,000	2,723
Universal Cement Corp.	15,450	16,226
Universal Vision Biotechnology Co. Ltd.	3,339	25,607
UPC Technology Corp.	63,000	25,723
Userjoy Technology Co. Ltd.	4,200	11,527
USI Corp.	105,000	51,555
U-Tech Media Corp.	13,000	8,774
Utechzone Co. Ltd.	6,000	19,989
Vanguard International Semiconductor Corp.(2)	48,000	159,926
Ventec International Group Co. Ltd.	11,000	28,315
Via Technologies, Inc.(2)	19,000	69,977
Visual Photonics Epitaxy Co. Ltd.	9,000	39,442
Voltronic Power Technology Corp.	1,000	52,408
Wafer Works Corp.(2)	71,000	85,900
Wah Lee Industrial Corp.	12,100	46,548
Walsin Lihwa Corp.(2)	197,763	226,291
Walsin Technology Corp.	29,000	103,137
Walton Advanced Engineering, Inc.	12,000	7,211
Wan Hai Lines Ltd.	29,785	73,391
WEI Chih Steel Industrial Co. Ltd.	18,000	15,140
Wei Chuan Foods Corp.	9,000	5,253
Weikeng Industrial Co. Ltd.	36,000	43,455
Well Shin Technology Co. Ltd.	5,000	10,470
Wholetech System Hitech Ltd.	6,000	18,545
Win Semiconductors Corp.	13,000	56,941
Winbond Electronics Corp.	242,572	188,427

Winstek Semiconductor Co. Ltd.	9,000	34,893
WinWay Technology Co. Ltd.	2,000	53,035
Wisdom Marine Lines Co. Ltd.(1)	52,047	124,869
Wistron Corp.(2)	177,000	616,571
Wistron Information Technology & Services Corp.	9,593	39,953
Wiwynn Corp.	3,000	229,603
Wowprime Corp.(2)	14,293	103,548
WPG Holdings Ltd.	78,000	208,081
WT Microelectronics Co. Ltd.	45,058	160,152
WUS Printed Circuit Co. Ltd.	10,800	14,987
WW Holding, Inc.	6,000	22,789
XinTec, Inc.	11,000	43,608
Xxentria Technology Materials Corp.	9,000	20,686
Yageo Corp.	15,760	323,525
Yang Ming Marine Transport Corp.	122,000	269,619
Yankey Engineering Co. Ltd.	3,911	48,448
YC INOX Co. Ltd.	46,000	36,286
YCC Parts Manufacturing Co. Ltd.	1,000	2,192
Yea Shin International Development Co. Ltd.	6,327	8,079
Yem Chio Co. Ltd.	13,771	8,505
Yen Sun Technology Corp.	14,000	29,151
Yeong Guan Energy Technology Group Co. Ltd.(1)	12,000	17,013
YFY, Inc.	82,000	76,002
Yi Jinn Industrial Co. Ltd.	7,000	4,834
Yieh Phui Enterprise Co. Ltd.	141,400	69,424
Yonyu Plastics Co. Ltd.	1,000	964
Young Fast Optoelectronics Co. Ltd.	4,000	7,211
Youngtek Electronics Corp.	9,000	20,263
Yuanta Financial Holding Co. Ltd.	658,306	645,119
Yulon Finance Corp.	32,244	148,282
Yulon Motor Co. Ltd.	66,784	145,987
YungShin Global Holding Corp.	22,000	37,870
Zeng Hsing Industrial Co. Ltd.	2,148	6,737
Zenitron Corp.	24,000	26,863
Zero One Technology Co. Ltd.	20,315	45,978
Zhen Ding Technology Holding Ltd.(2)	71,000	268,711
Zig Sheng Industrial Co. Ltd.	22,000	9,654
Zinwell Corp.(1)	18,000	11,901
Zippy Technology Corp.	11,000	21,121
Zyxel Group Corp.	48,947	62,928
		74,982,469
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	31,090	18,538
Advanced Info Service PCL, NVDR	45,800	252,973
Advanced Information Technology PCL, NVDR	50,000	5,901
AEON Thana Sinsap Thailand PCL, NVDR	9,800	39,680
Airports of Thailand PCL, NVDR	44,700	79,127
Amanah Leasing PCL, NVDR	10,514	392
AP Thailand PCL, NVDR	222,000	55,639
Aqua Corp. PCL, NVDR(1)	391,650	3,732
Asia Aviation PCL, NVDR(1)	368,100	22,678
Asia Plus Group Holdings PCL, NVDR	240,200	16,976
Asia Sermkij Leasing PCL, NVDR	1,800	730
Asian Sea Corp. PCL, NVDR	9,900	2,802
Asset World Corp. PCL, NVDR	171,600	17,764

B Grimm Power PCL, NVDR	40,900	27,778
Bangchak Corp. PCL, NVDR	136,600	142,569
Bangkok Airways PCL, NVDR	31,300	17,071
Bangkok Aviation Fuel Services PCL, NVDR	1,000	575
Bangkok Bank PCL, NVDR	9,600	35,655
Bangkok Chain Hospital PCL, NVDR	154,200	79,292
Bangkok Dusit Medical Services PCL, NVDR	313,900	230,573
Bangkok Expressway & Metro PCL, NVDR	319,400	68,315
Bangkok Land PCL, NVDR(1)	666,800	10,341
Bangkok Life Assurance PCL, NVDR	38,700	21,606
Banpu PCL, NVDR	692,766	101,884
Banpu Power PCL, NVDR	35,200	12,651
BCPG PCL, NVDR	187,400	33,931
BEC World PCL, NVDR	74,300	9,097
Berli Jucker PCL, NVDR	15,100	9,143
Better World Green PCL, NVDR(1)	686,100	7,848
BG Container Glass PCL, NVDR	20,000	3,780
BTS Group Holdings PCL, NVDR	285,500	37,371
Bumrungrad Hospital PCL, NVDR	29,100	191,579
Cal-Comp Electronics Thailand PCL, NVDR	387,596	37,968
Carabao Group PCL, NVDR	13,600	26,044
Central Pattana PCL, NVDR	82,100	128,082
Central Plaza Hotel PCL, NVDR	20,400	22,802
Central Retail Corp. PCL, NVDR	81,941	68,217
CH Karnchang PCL, NVDR	87,000	52,675
Charoen Pokphand Foods PCL, NVDR(1)	136,500	84,606
Chularat Hospital PCL, NVDR	556,200	44,441
CK Power PCL, NVDR	141,800	15,370
Com7 PCL, NVDR	36,200	17,486
CP ALL PCL, NVDR	103,900	162,646
CP Axtra PCL, NVDR	30,300	23,716
Delta Electronics Thailand PCL, NVDR	79,400	160,341
Dhipaya Group Holdings PCL, NVDR	5,900	5,102
Diamond Building Products PCL, NVDR	5,000	1,096
Dohome PCL, NVDR	5,052	1,611
Dynasty Ceramic PCL, NVDR	269,300	14,653
Eastern Polymer Group PCL, NVDR	42,400	7,748
Eastern Water Resources Development & Management PCL, NVDR	2,900	249
Ekachai Medical Care PCL, NVDR	121,385	23,617
Electricity Generating PCL, NVDR	17,200	48,722
Energy Absolute PCL, NVDR	31,600	19,803
Erawan Group PCL, NVDR	294,460	38,005
GFPT PCL, NVDR	87,200	31,864
Global Power Synergy PCL, NVDR	23,400	30,058
Gulf Energy Development PCL, NVDR	62,200	68,636
Gunkul Engineering PCL, NVDR	455,500	30,989
Haad Thip PCL, NVDR	2,800	1,234
Hana Microelectronics PCL, NVDR	60,000	66,633
Home Product Center PCL, NVDR	330,100	83,621
Ichitan Group PCL, NVDR	112,900	52,215
Indorama Ventures PCL, NVDR	77,100	48,534
Interlink Communication PCL, NVDR	21,100	3,944
Intouch Holdings PCL, NVDR	32,300	59,227
IRPC PCL, NVDR	722,000	37,353
Italian-Thai Development PCL, NVDR(1)	149,800	2,902

Jasmine International PCL, NVDR	389,500	36,315
JMT Network Services PCL, NVDR	16,697	7,029
Kasikornbank PCL, NVDR	26,000	92,725
KCE Electronics PCL, NVDR	34,800	39,396
KGI Securities Thailand PCL, NVDR	97,400	11,872
Khon Kaen Sugar Industry PCL, NVDR	55,500	3,138
Kiatnakin Phatra Bank PCL, NVDR	25,100	34,840
Krung Thai Bank PCL, NVDR	225,800	105,697
Krungthai Card PCL, NVDR	56,000	69,900
Land & Houses PCL, NVDR	776,400	139,320
Lanna Resources PCL, NVDR	38,500	15,700
LPN Development PCL, NVDR	37,300	3,349
Major Cineplex Group PCL, NVDR	91,400	32,065
MBK PCL, NVDR	85,300	40,241
MC Group PCL, NVDR	79,500	24,221
MCS Steel PCL, NVDR	43,200	9,094
Mega Lifesciences PCL, NVDR	26,600	29,019
MFEC PCL, NVDR	43,100	7,327
Minor International PCL, NVDR	224,266	187,826
MK Restaurants Group PCL, NVDR	26,500	23,794
Muangthai Capital PCL, NVDR	35,900	43,665
Ngern Tid Lor PCL, NVDR	77,259	41,931
Noble Development PCL, Class C, NVDR	40,800	3,974
Osotspa PCL, NVDR	92,900	57,750
Plan B Media PCL, NVDR	261,604	58,720
Polyplex Thailand PCL, NVDR	13,000	4,139
Praram 9 Hospital PCL, NVDR	44,800	23,421
Precious Shipping PCL, NVDR	121,600	34,485
Premier Marketing PCL, NVDR	3,900	880
Prima Marine PCL, NVDR	157,300	34,664
Property Perfect PCL, NVDR	42,735	256
Pruksa Holding PCL, NVDR	61,600	16,771
PTG Energy PCL, NVDR	131,500	31,369
PTT Exploration & Production PCL, NVDR	47,800	200,999
PTT Global Chemical PCL, NVDR	106,200	100,623
PTT Oil & Retail Business PCL, NVDR	199,100	98,183
PTT PCL, NVDR	331,500	295,723
Quality Houses PCL, NVDR	618,800	34,362
R&B Food Supply PCL, NVDR	8,900	2,400
Raimon Land PCL, NVDR(1)	40,600	507
Rajthanee Hospital PCL, NVDR	10,300	7,066
Ratch Group PCL, NVDR	51,900	40,262
Ratchthani Leasing PCL, NVDR	189,915	12,734
Regional Container Lines PCL, NVDR	50,700	40,993
Roctec Global PCL, NVDR(1)	596,800	11,696
Rojana Industrial Park PCL, NVDR	6,800	1,141
RS PCL, NVDR	42,790	13,978
S 11 Group PCL, NVDR(1)	4,200	304
S Hotels & Resorts PCL, NVDR	188,700	11,222
Sabina PCL, NVDR	22,900	15,339
Sansiri PCL, NVDR	1,174,700	50,909
Sappe PCL, NVDR	15,800	44,708
SC Asset Corp. PCL, NVDR	164,100	13,854
SCB X PCL, NVDR	21,200	61,215
SEAFCO PCL, NVDR	5,720	349

Sermsang Power Corp. Co. Ltd., NVDR	99,915	19,016
Siam Cement PCL, NVDR	21,000	134,940
Siam City Cement PCL, NVDR	1,800	6,481
Siam Global House PCL, NVDR	96,160	43,496
Siamgas & Petrochemicals PCL, NVDR	27,100	5,270
Singha Estate PCL, NVDR	20,100	449
Sino-Thai Engineering & Construction PCL, NVDR	179,600	46,217
SISB PCL, NVDR	65,400	65,046
SNC Former PCL, NVDR	35,500	6,906
Somboon Advance Technology PCL, NVDR	36,500	14,699
SPCG PCL, NVDR	13,200	3,482
Sri Trang Agro-Industry PCL, NVDR	120,000	77,140
Srisawad Capital 1969 PCL, NVDR	22,440	1,450
Srisawad Corp. PCL, NVDR	70,070	79,480
Srivichai Vejvivat PCL, NVDR	25,600	5,608
Star Petroleum Refining PCL, NVDR(1)	125,200	28,829
Stars Microelectronics Thailand PCL, NVDR	33,500	2,450
STP & I PCL, NVDR(1)	59,900	5,287
Supalai PCL, NVDR	169,500	85,348
Super Energy Corp. PCL, NVDR(1)	1,374,500	10,838
Susco PCL, NVDR	160,100	16,396
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	21,535
Thai Airways International PCL, NVDR(1)	6,800	2
Thai Oil PCL, NVDR	104,300	147,256
Thai Union Group PCL, NVDR	206,300	83,651
Thai Vegetable Oil PCL, NVDR	36,960	23,099
Thaicom PCL, NVDR	109,800	37,230
Thaifoods Group PCL, NVDR	70,100	7,747
Thanachart Capital PCL, NVDR	21,000	28,124
Thonburi Healthcare Group PCL, NVDR	35,700	37,360
Thoresen Thai Agencies PCL, NVDR	181,300	40,996
Tipco Asphalt PCL, NVDR	46,800	21,775
Tisco Financial Group PCL, NVDR	19,600	52,116
TKS Technologies PCL, NVDR	15,200	3,365
TMBThanachart Bank PCL, NVDR	219,700	10,102
TOA Paint Thailand PCL, NVDR	35,000	21,807
TPI Polene PCL, NVDR	546,000	20,167
TPI Polene Power PCL, NVDR	54,800	4,913
True Corp. PCL, NVDR(1)	624,069	147,011
TTW PCL, NVDR	14,400	3,564
Unique Engineering & Construction PCL, NVDR	4,000	328
Univanich Palm Oil PCL, NVDR	80,500	18,483
VGI PCL, NVDR	28,860	1,182
WHA Corp. PCL, NVDR	451,300	67,033
Workpoint Entertainment PCL, NVDR	14,600	3,497
WP Energy PCL, NVDR	5,900	620
Zen Corp. Group PCL, NVDR	2,200	421
		6,865,873
Turkey — 1.2%
AG Anadolu Grubu Holding AS	1,279	13,284
Agesa Hayat ve Emeklilik AS	4,804	15,093
Akbank TAS	155,355	318,459
Akcansa Cimento AS	3,799	16,792
Aksa Akrilik Kimya Sanayii AS	7,202	26,485
Aksa Enerji Uretim AS(1)	15,862	22,938

Aksigorta AS(1)	26,161	6,109
Alarko Holding AS	3,317	12,380
Albaraka Turk Katilim Bankasi AS(1)	182,083	33,847
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	83,639
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	66,252
Aselsan Elektronik Sanayi Ve Ticaret AS	40,599	73,851
Aygaz AS	3,692	21,425
Baticim Bati Anadolu Cimento Sanayii AS(1)	7,506	31,697
Bera Holding AS	64,948	35,484
BIM Birlesik Magazalar AS	17,069	254,223
Bizim Toptan Satis Magazalari AS	6,143	6,834
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	1,040	15,973
Bursa Cimento Fabrikasi AS	60,262	15,320
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,115
Cimsa Cimento Sanayi VE Ticaret AS	15,955	15,307
Coca-Cola Icecek AS	1,377	32,506
CW Enerji Muhendislik Ticaret VE Sanayi AS(1)	2,002	14,605
Dogan Sirketler Grubu Holding AS	60,928	26,811
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	40,181	17,513
Dogus Otomotiv Servis ve Ticaret AS	3,638	34,195
EGE Endustri VE Ticaret AS	21	8,386
Enerjisa Enerji AS	9,053	16,991
Enerya Enerji AS(1)	4,154	22,830
Eregli Demir ve Celik Fabrikalari TAS	49,625	73,957
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	3,516	12,971
Ford Otomotiv Sanayi AS	2,380	80,535
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	13,733
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,171	15,862
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	20,230
GSD Holding AS	140,853	18,171
Haci Omer Sabanci Holding AS	73,039	221,340
Info Yatirim AS	33,252	12,016
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	9,817
Is Finansal Kiralama AS(1)	51,228	23,109
Is Yatirim Menkul Degerler AS	51,102	61,558
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	13,873
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	7,587
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,765	23,313
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	1,180
Katilimevim Tasarruf Finansman AS	5,192	8,644
KOC Holding AS	29,541	218,299
Konya Cimento Sanayii AS(1)	83	23,188
Logo Yazilim Sanayi Ve Ticaret AS(1)	6,968	19,062
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	23,684	70,196
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	13,002
Migros Ticaret AS	5,957	87,942
MLP Saglik Hizmetleri AS(1)	6,501	54,516
NET Holding AS(1)	27,535	26,452
Nuh Cimento Sanayi AS	1,986	15,768
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	28,314
Osmanli Yatirim Menkul Degerler AS	1,369	12,385
Oyak Cimento Fabrikalari AS(1)	13,849	26,071
Pegasus Hava Tasimaciligi AS(1)	11,559	72,603
Petkim Petrokimya Holding AS(1)	36,883	23,344
Politeknik Metal Sanayi ve Ticaret AS	27	13,552

Ral Yatirim Holding AS(1)	4,781	28,736
Sasa Polyester Sanayi AS(1)	16,901	23,124
Sekerbank Turk AS	165,730	26,350
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,159	12,354
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	10,067	15,662
Sok Marketler Ticaret AS	20,100	36,624
TAV Havalimanlari Holding AS(1)	8,444	63,242
Tekfen Holding AS(1)	12,897	21,066
Teknosa Ic Ve Dis Ticaret AS(1)	14,151	15,649
Tofas Turk Otomobil Fabrikasi AS	4,881	46,778
Tukas Gida Sanayi ve Ticaret AS(1)	87,022	19,623
Turk Hava Yollari AO(1)	17,908	168,407
Turk Traktor ve Ziraat Makineleri AS	2,167	67,045
Turkcell Iletisim Hizmetleri AS, ADR	28,599	219,354
Turkiye Halk Bankasi AS(1)	30,178	16,540
Turkiye Is Bankasi AS, C Shares	350,509	175,382
Turkiye Petrol Rafinerileri AS	40,411	221,766
Turkiye Sigorta AS	18,889	44,492
Turkiye Sinai Kalkinma Bankasi AS(1)	197,724	67,807
Turkiye Sise ve Cam Fabrikalari AS	27,623	42,658
Turkiye Vakiflar Bankasi TAO, D Shares(1)	117,917	81,177
Ulker Biskuvi Sanayi AS(1)	10,123	42,973
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	8,161	28,723
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	25,784
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	61,246
Yapi ve Kredi Bankasi AS	205,561	206,282
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	2,985
YEO Teknoloji Enerji VE Endustri AS(1)	2,532	14,347
Zorlu Enerji Elektrik Uretim AS(1)	118,717	20,680
		4,399,790
United States — 0.6%
Coupang, Inc.(1)	44,335	1,008,178
Global Cord Blood Corp.(1)(2)	1,762	2,114
Inter & Co., Inc.	1,491	8,908
Nam Tai Property, Inc.(1)(2)	1,859	8,087
Pagseguro Digital Ltd., Class A(1)	27,137	332,428
Powerfleet, Inc. NJ(1)	264	1,402
StoneCo Ltd., A Shares(1)	21,636	299,442
XP, Inc., Class A	28,267	536,790
		2,197,349
TOTAL COMMON STOCKS (Cost $340,385,733)		373,000,811
WARRANTS — 0.0%
Malaysia — 0.0%
Perak Transit Bhd.(1)	2,086	100
PESTECH International Bhd.(1)	2,962	63
		163
Thailand — 0.0%
Aqua Corp. PCL(1)	391,650	107
Better World Green PCL(1)	114,350	93
Erawan Group PCL(1)	1,243	57
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	93
MBK PCL, NVDR(1)	912	370
Roctec Global PCL(1)	149,200	122
RS PCL, NVDR(1)	4,279	567

Thaifoods Group PCL(1)		7,010	168
VGI PCL(1)		6,660	13
			1,590
TOTAL WARRANTS (Cost $—)			1,753
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	378
RIGHTS — 0.0%
South Korea — 0.0%
Aprogen Biologics(1)		138	27
Thailand — 0.0%
Rml Rates Rec (R)(1)		4,328	5
Vih Rates Rec (R)(1)		1,706	2
			7
TOTAL RIGHTS (Cost $549)			34
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class		683,769	683,769
State Street Navigator Securities Lending Government Money Market Portfolio(5)		7,402,264	7,402,264
TOTAL SHORT-TERM INVESTMENTS (Cost $8,086,033)			8,086,033
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $348,472,748)			381,089,009
OTHER ASSETS AND LIABILITIES — (2.6)%			(9,717,744)
TOTAL NET ASSETS — 100.0%			$371,371,265

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	June 2024	$264,775	$5,186
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.6%
Information Technology	19.5%
Consumer Discretionary	13.8%
Industrials	11.4%
Materials	9.9%
Communication Services	6.7%
Energy	5.5%
Consumer Staples	4.5%
Health Care	3.8%
Utilities	3.5%
Real Estate	2.2%
Short-Term Investments	2.2%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,913,968. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $378, which represented 0.0% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,355,657, which includes securities collateral of $12,953,393.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,395,629	$9,061,489	—
Chile	281,899	1,908,537	—
China	19,448,992	69,391,895	—
Colombia	182,223	312,082	—
Czech Republic	—	542,919	—
Egypt	—	483,480	—
Greece	—	2,205,443	—
Hong Kong	2,678	614,287	—
Hungary	—	977,218	—
India	4,229,187	72,771,327	—
Indonesia	487,113	6,134,048	—
Malaysia	—	6,453,859	—
Mexico	2,861,118	7,264,802	—
Peru	1,328,440	—	—
Philippines	112,186	2,277,136	—
Poland	—	4,408,943	—
Russia	—	433	—
Singapore	—	13,928	—
South Africa	2,138,358	9,937,183	—
South Korea	3,750,579	45,577,919	—
Taiwan	19,093,676	55,888,793	—
Thailand	—	6,865,873	—
Turkey	219,354	4,180,436	—
United States	2,188,441	8,908	—
Warrants	168	1,585	—
Corporate Bonds	—	378	—
Rights	—	34	—
Short-Term Investments	8,086,033	—	—
	$73,806,074	$307,282,935	—
Other Financial Instruments
Futures Contracts	$5,186	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.